UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2017

VP Balanced Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2017
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	2.0%
Apple, Inc.	1.7%
Microsoft Corp.	1.5%
Amazon.com, Inc.	1.5%
Facebook, Inc., Class A	1.4%
Johnson & Johnson	1.2%
UnitedHealth Group, Inc.	1.0%
Merck & Co., Inc.	0.9%
Intel Corp.	0.9%
Amgen, Inc.	0.8%

Top Five Common Stocks Industries	% of net assets
Software	4.3%
Internet Software and Services	3.4%
Semiconductors and Semiconductor Equipment	3.4%
Biotechnology	3.2%
Health Care Equipment and Supplies	2.8%

Key Fixed-Income Portfolio Statistics
Average Duration (effective)	6.0 years
Weighted Average Life	7.6 years

Types of Investments in Portfolio	% of net assets
Common Stocks	58.5%
Exchange-Traded Funds	0.5%
Total Equity Exposure	59.0%
U.S. Treasury Securities	15.6%
Corporate Bonds	10.7%
U.S. Government Agency Mortgage-Backed Securities	9.8%
Collateralized Mortgage Obligations	2.4%
Commercial Mortgage-Backed Securities	1.8%
Asset-Backed Securities	1.8%
U.S. Government Agency Securities	0.5%
Municipal Securities	0.4%
Sovereign Governments and Agencies	0.1%
Temporary Cash Investments	2.7%
Other Assets and Liabilities	(4.8)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1) 1/1/17 - 6/30/17	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,060.70	$4.14	0.81%
Class II	$1,000	$1,059.40	$5.41	1.06%
Hypothetical
Class I	$1,000	$1,020.78	$4.06	0.81%
Class II	$1,000	$1,019.54	$5.31	1.06%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JUNE 30, 2017 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 58.5%
Aerospace and Defense — 1.5%
Boeing Co. (The)	6,859	$1,356,367
United Technologies Corp.	9,459	1,155,039
		2,511,406
Airlines — 0.1%
JetBlue Airways Corp.(1)	6,292	143,646
Auto Components — 0.3%
Delphi Automotive plc	5,434	476,290
LCI Industries	849	86,938
		563,228
Automobiles — 0.5%
Ford Motor Co.	77,473	866,923
Banks — 2.3%
Bank of America Corp.	13,126	318,437
Citigroup, Inc.	6,321	422,748
East West Bancorp, Inc.	9,817	575,080
JPMorgan Chase & Co.	7,134	652,048
PNC Financial Services Group, Inc. (The)	1,595	199,168
U.S. Bancorp	21,580	1,120,433
Valley National Bancorp	18,252	215,556
Wells Fargo & Co.	6,937	384,379
		3,887,849
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A(1)	1,576	208,269
Coca-Cola Co. (The)	638	28,614
PepsiCo, Inc.	39	4,504
		241,387
Biotechnology — 3.2%
AbbVie, Inc.	18,194	1,319,247
Amgen, Inc.	8,165	1,406,258
Biogen, Inc.(1)	2,383	646,651
Celgene Corp.(1)	9,789	1,271,297
Gilead Sciences, Inc.	8,893	629,447
		5,272,900
Building Products — 0.4%
Owens Corning	8,544	571,764
USG Corp.(1)	3,639	105,604
		677,368
Capital Markets — 1.5%
Affiliated Managers Group, Inc.	3,482	577,524
BlackRock, Inc.	81	34,215
Evercore Partners, Inc., Class A	10,254	722,907

	Shares/ Principal Amount	Value
Goldman Sachs Group, Inc. (The)	4,932	$1,094,411
Janus Henderson Group plc(1)	2,323	76,915
		2,505,972
Chemicals — 1.9%
Air Products & Chemicals, Inc.	6,432	920,162
Cabot Corp.	13,441	718,152
E.I. du Pont de Nemours & Co.	4,204	339,305
FMC Corp.	8,197	598,791
Huntsman Corp.	14,263	368,556
Monsanto Co.	2,180	258,025
		3,202,991
Commercial Services and Supplies — 0.3%
MSA Safety, Inc.	347	28,166
Waste Management, Inc.	6,177	453,083
		481,249
Communications Equipment — 0.8%
Cisco Systems, Inc.	44,358	1,388,405
Consumer Finance — 0.3%
Credit Acceptance Corp.(1)	1,399	359,739
OneMain Holdings, Inc., Class A(1)	5,506	135,392
		495,131
Diversified Consumer Services — 0.2%
H&R Block, Inc.	9,686	299,394
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	3,909	662,067
Leucadia National Corp.	15,956	417,409
		1,079,476
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	23,543	888,278
Verizon Communications, Inc.	3,846	171,762
		1,060,040
Electric Utilities — 0.6%
ALLETE, Inc.	891	63,867
FirstEnergy Corp.	23,366	681,353
PPL Corp.	7,037	272,050
		1,017,270
Electrical Equipment — 0.5%
Eaton Corp. plc	11,351	883,448
Energy Equipment and Services — 1.5%
Baker Hughes, Inc.	11,665	635,859
Dril-Quip, Inc.(1)	10,444	509,667
Helmerich & Payne, Inc.	3,557	193,287
Schlumberger Ltd.	17,113	1,126,720
TechnipFMC plc(1)	2,508	68,218
		2,533,751

	Shares/ Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) — 0.9%
Care Capital Properties, Inc.	14,145	$377,671
Gaming and Leisure Properties, Inc.	7,449	280,604
WP Carey, Inc.	11,653	769,215
		1,427,490
Food and Staples Retailing — 1.9%
CVS Health Corp.	14,061	1,131,348
Wal-Mart Stores, Inc.	14,349	1,085,932
Walgreens Boots Alliance, Inc.	12,674	992,501
		3,209,781
Food Products — 0.8%
Campbell Soup Co.	6,375	332,456
Dean Foods Co.	11,425	194,225
Tyson Foods, Inc., Class A	12,770	799,785
		1,326,466
Gas Utilities — 0.3%
National Fuel Gas Co.	8,274	462,020
Health Care Equipment and Supplies — 2.8%
Becton Dickinson and Co.	5,064	988,037
Cooper Cos., Inc. (The)	564	135,033
CR Bard, Inc.	368	116,329
Danaher Corp.	3,019	254,773
Hologic, Inc.(1)	17,910	812,756
Medtronic plc	14,892	1,321,665
Teleflex, Inc.	398	82,689
Zimmer Biomet Holdings, Inc.	6,751	866,828
		4,578,110
Health Care Providers and Services — 1.7%
Anthem, Inc.	3,633	683,476
Cigna Corp.	2,621	438,729
UnitedHealth Group, Inc.	8,775	1,627,061
		2,749,266
Hotels, Restaurants and Leisure — 1.9%
Aramark	1,300	53,274
Carnival Corp.	13,989	917,259
Darden Restaurants, Inc.	11,004	995,202
Las Vegas Sands Corp.	7,707	492,400
Royal Caribbean Cruises Ltd.	7,113	776,953
		3,235,088
Household Durables — 0.2%
Garmin Ltd.	2,983	152,222
NVR, Inc.(1)	91	219,366
		371,588
Household Products — 1.1%
Kimberly-Clark Corp.	6,287	811,715
Procter & Gamble Co. (The)	3,494	304,502

	Shares/ Principal Amount	Value
Spectrum Brands Holdings, Inc.	5,425	$678,342
		1,794,559
Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	7,572	722,369
General Electric Co.	14,828	400,504
Honeywell International, Inc.	8,677	1,156,557
		2,279,430
Insurance — 1.5%
Allstate Corp. (The)	10,170	899,435
Everest Re Group Ltd.	2,682	682,811
Lincoln National Corp.	1,342	90,692
Loews Corp.	3,042	142,396
Old Republic International Corp.	10,885	212,584
Travelers Cos., Inc. (The)	3,593	454,622
		2,482,540
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	2,618	2,534,224
Internet Software and Services — 3.4%
Alphabet, Inc., Class A(1)	3,583	3,331,043
Facebook, Inc., Class A(1)	15,664	2,364,951
		5,695,994
IT Services — 0.8%
Fidelity National Information Services, Inc.	361	30,829
International Business Machines Corp.	8,736	1,343,859
		1,374,688
Leisure Products — 0.4%
Brunswick Corp.	11,839	742,661
Life Sciences Tools and Services — 0.1%
Waters Corp.(1)	461	84,750
Machinery — 1.9%
Cummins, Inc.	5,338	865,930
Donaldson Co., Inc.	1,696	77,236
Fortive Corp.	1,188	75,260
Oshkosh Corp.	9,118	628,048
Parker-Hannifin Corp.	2,517	402,267
Snap-on, Inc.	2,224	351,392
Stanley Black & Decker, Inc.	1,039	146,218
Timken Co. (The)	1,586	73,353
Toro Co. (The)	7,194	498,472
		3,118,176
Media — 1.2%
DISH Network Corp., Class A(1)	11,274	707,556
MSG Networks, Inc., Class A(1)	8,419	189,007
Omnicom Group, Inc.	9,039	749,333
Time Warner, Inc.	3,740	375,533
		2,021,429

	Shares/ Principal Amount	Value
Metals and Mining — 1.0%
Barrick Gold Corp.	41,667	$662,922
Nucor Corp.	13,201	763,942
Reliance Steel & Aluminum Co.	3,019	219,813
		1,646,677
Oil, Gas and Consumable Fuels — 1.5%
Chevron Corp.	1,904	198,644
Devon Energy Corp.	1,520	48,594
Exxon Mobil Corp.	16,898	1,364,176
Kinder Morgan, Inc.	3,007	57,614
Williams Cos., Inc. (The)	27,284	826,160
		2,495,188
Personal Products†
Nu Skin Enterprises, Inc., Class A	1,253	78,739
Pharmaceuticals — 2.4%
Johnson & Johnson	14,556	1,925,613
Merck & Co., Inc.	23,839	1,527,841
Pfizer, Inc.	16,484	553,698
		4,007,152
Professional Services — 0.3%
ManpowerGroup, Inc.	3,792	423,377
Real Estate Management and Development — 0.3%
Realogy Holdings Corp.	13,324	432,364
Road and Rail — 0.7%
Union Pacific Corp.	10,381	1,130,595
Semiconductors and Semiconductor Equipment — 3.4%
Analog Devices, Inc.	1,756	136,617
Applied Materials, Inc.	24,377	1,007,014
Broadcom Ltd.	1,111	258,918
Intel Corp.	42,206	1,424,030
Lam Research Corp.	5,620	794,837
QUALCOMM, Inc.	17,203	949,950
Texas Instruments, Inc.	13,231	1,017,861
		5,589,227
Software — 4.3%
Activision Blizzard, Inc.	10,391	598,210
Adobe Systems, Inc.(1)	7,426	1,050,333
Intuit, Inc.	4,612	612,520
Microsoft Corp.	37,210	2,564,885
Oracle Corp. (New York)	26,229	1,315,122
Synopsys, Inc.(1)	1,593	116,178
VMware, Inc., Class A(1)	9,712	849,120
		7,106,368
Specialty Retail — 1.1%
Best Buy Co., Inc.	15,817	906,789
Lowe's Cos., Inc.	12,510	969,900
		1,876,689

	Shares/ Principal Amount	Value
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	20,052	$2,887,889
Western Digital Corp.	518	45,895
		2,933,784
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	21,483	797,879
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	990	111,583
TOTAL COMMON STOCKS (Cost $79,371,538)		97,229,716
U.S. TREASURY SECURITIES — 15.6%
U.S. Treasury Bonds, 3.50%, 2/15/39	$750,000	848,657
U.S. Treasury Bonds, 4.375%, 11/15/39	310,000	395,637
U.S. Treasury Bonds, 3.125%, 11/15/41	200,000	212,086
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	259,287
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	643,323
U.S. Treasury Bonds, 2.875%, 5/15/43	350,000	353,897
U.S. Treasury Bonds, 3.75%, 11/15/43	100,000	117,723
U.S. Treasury Bonds, 3.125%, 8/15/44	120,000	126,987
U.S. Treasury Bonds, 3.00%, 11/15/44	180,000	186,071
U.S. Treasury Bonds, 2.50%, 2/15/45	1,360,000	1,271,547
U.S. Treasury Notes, 0.75%, 10/31/17	550,000	549,389
U.S. Treasury Notes, 1.00%, 2/15/18	470,000	469,256
U.S. Treasury Notes, 1.00%, 3/15/18	1,950,000	1,946,954
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	85,923
U.S. Treasury Notes, 1.375%, 7/31/18	1,200,000	1,201,055
U.S. Treasury Notes, 1.375%, 9/30/18	1,100,000	1,100,687
U.S. Treasury Notes, 1.25%, 11/15/18	400,000	399,539
U.S. Treasury Notes, 1.00%, 11/30/18	500,000	497,646
U.S. Treasury Notes, 1.125%, 1/31/19	2,600,000	2,591,012
U.S. Treasury Notes, 1.625%, 7/31/19	1,150,000	1,155,481
U.S. Treasury Notes, 1.50%, 10/31/19(2)	150,000	150,211
U.S. Treasury Notes, 1.50%, 11/30/19	450,000	450,483
U.S. Treasury Notes, 1.25%, 1/31/20	200,000	198,801
U.S. Treasury Notes, 1.375%, 2/29/20	150,000	149,493
U.S. Treasury Notes, 1.375%, 3/31/20	200,000	199,262
U.S. Treasury Notes, 1.375%, 4/30/20	200,000	199,121
U.S. Treasury Notes, 1.50%, 5/15/20	4,050,000	4,045,650
U.S. Treasury Notes, 1.50%, 5/31/20	1,000,000	998,613
U.S. Treasury Notes, 1.125%, 8/31/21	250,000	243,433
U.S. Treasury Notes, 2.00%, 12/31/21	150,000	151,099
U.S. Treasury Notes, 1.875%, 1/31/22	1,560,000	1,562,042
U.S. Treasury Notes, 1.875%, 4/30/22	1,050,000	1,049,856
U.S. Treasury Notes, 1.375%, 6/30/23	1,640,000	1,578,948
U.S. Treasury Notes, 1.25%, 7/31/23	640,000	610,988
TOTAL U.S. TREASURY SECURITIES (Cost $25,975,613)		26,000,157

	Shares/ Principal Amount	Value
CORPORATE BONDS — 10.7%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	$30,000	$29,610
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	31,611
Lockheed Martin Corp., 3.55%, 1/15/26	60,000	62,289
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	19,801
Rockwell Collins, Inc., 4.35%, 4/15/47	20,000	21,039
United Technologies Corp., 6.05%, 6/1/36	20,000	25,833
United Technologies Corp., 5.70%, 4/15/40	20,000	25,164
United Technologies Corp., 3.75%, 11/1/46	20,000	19,666
		235,013
Auto Components†
Tenneco, Inc., 5.00%, 7/15/26	20,000	20,275
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(3)	10,000	10,002
American Honda Finance Corp., 2.125%, 10/10/18	20,000	20,133
Ford Motor Co., 4.35%, 12/8/26	80,000	82,544
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	55,803
General Motors Co., 5.00%, 4/1/35	30,000	30,191
General Motors Financial Co., Inc., 3.25%, 5/15/18	60,000	60,717
General Motors Financial Co., Inc., 3.10%, 1/15/19	10,000	10,141
General Motors Financial Co., Inc., 3.20%, 7/6/21	20,000	20,241
General Motors Financial Co., Inc., 5.25%, 3/1/26	125,000	135,257
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)	30,000	30,675
		455,704
Banks — 1.4%
Bank of America Corp., 4.10%, 7/24/23	30,000	31,797
Bank of America Corp., MTN, 5.625%, 7/1/20	30,000	32,864
Bank of America Corp., MTN, 4.00%, 4/1/24	70,000	73,422
Bank of America Corp., MTN, 4.20%, 8/26/24	80,000	83,073
Bank of America Corp., MTN, 4.00%, 1/22/25	80,000	81,479
Bank of America Corp., MTN, 5.00%, 1/21/44	50,000	57,170
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47	20,000	21,264
Branch Banking & Trust Co., 3.625%, 9/16/25	17,000	17,701
Branch Banking & Trust Co., 3.80%, 10/30/26	20,000	20,990
Capital One Financial Corp., 4.20%, 10/29/25	200,000	202,036
Citigroup, Inc., 2.90%, 12/8/21	30,000	30,332
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,929
Citigroup, Inc., 3.20%, 10/21/26	125,000	121,723
Citigroup, Inc., 4.45%, 9/29/27	130,000	135,384
Cooperatieve Rabobank UA, 3.875%, 2/8/22	80,000	84,916
Fifth Third Bancorp, 4.30%, 1/16/24	95,000	101,138
Huntington Bancshares, Inc., 2.30%, 1/14/22	40,000	39,437
JPMorgan Chase & Co., 2.55%, 3/1/21	60,000	60,320
JPMorgan Chase & Co., 4.625%, 5/10/21	160,000	172,559
JPMorgan Chase & Co., 3.25%, 9/23/22	140,000	143,561
JPMorgan Chase & Co., 3.875%, 9/10/24	70,000	72,296

	Shares/ Principal Amount	Value
JPMorgan Chase & Co., 3.125%, 1/23/25	$70,000	$69,666
JPMorgan Chase & Co., 4.95%, 6/1/45	20,000	22,395
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27	20,000	20,135
KeyCorp, MTN, 2.30%, 12/13/18	40,000	40,231
Kreditanstalt fuer Wiederaufbau, 2.00%, 10/4/22	50,000	49,750
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	40,000	42,590
US Bancorp, MTN, 3.00%, 3/15/22	20,000	20,538
US Bancorp, MTN, 3.60%, 9/11/24	50,000	51,989
Wells Fargo & Co., 3.07%, 1/24/23	40,000	40,557
Wells Fargo & Co., 4.125%, 8/15/23	180,000	190,487
Wells Fargo & Co., MTN, 2.60%, 7/22/20	40,000	40,578
Wells Fargo & Co., MTN, 4.10%, 6/3/26	80,000	82,841
Wells Fargo & Co., MTN, 4.65%, 11/4/44	25,000	26,356
Wells Fargo & Co., MTN, 4.75%, 12/7/46	30,000	32,154
		2,334,658
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	205,000	211,329
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	30,000	30,966
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	60,000	68,085
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	40,000	43,536
Constellation Brands, Inc., 4.75%, 12/1/25	60,000	65,841
Molson Coors Brewing Co., 3.00%, 7/15/26	65,000	62,649
		482,406
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22	105,000	106,105
AbbVie, Inc., 3.60%, 5/14/25	30,000	30,655
AbbVie, Inc., 4.40%, 11/6/42	30,000	30,893
AbbVie, Inc., 4.45%, 5/14/46	10,000	10,379
Amgen, Inc., 2.65%, 5/11/22	100,000	100,434
Amgen, Inc., 4.66%, 6/15/51	46,000	49,008
Biogen, Inc., 3.625%, 9/15/22	70,000	73,288
Celgene Corp., 3.25%, 8/15/22	30,000	30,873
Celgene Corp., 3.625%, 5/15/24	60,000	62,226
Celgene Corp., 3.875%, 8/15/25	70,000	73,235
Celgene Corp., 5.00%, 8/15/45	10,000	11,320
Gilead Sciences, Inc., 4.40%, 12/1/21	50,000	53,966
Gilead Sciences, Inc., 3.65%, 3/1/26	135,000	139,199
		771,581
Building Products†
Masco Corp., 4.45%, 4/1/25	20,000	21,462
Capital Markets — 0.1%
Jefferies Group LLC, 4.85%, 1/15/27	20,000	20,932
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)	200,000	204,827
		225,759
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	30,000	31,500
Dow Chemical Co. (The), 4.375%, 11/15/42	30,000	31,146

	Shares/ Principal Amount	Value
Eastman Chemical Co., 3.60%, 8/15/22	$15,000	$15,579
Ecolab, Inc., 4.35%, 12/8/21	50,000	54,423
LyondellBasell Industries NV, 4.625%, 2/26/55	20,000	19,708
Mosaic Co. (The), 5.625%, 11/15/43	20,000	20,514
Sherwin-Williams Co. (The), 3.45%, 6/1/27	30,000	30,275
		203,145
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	50,000	52,091
Waste Management, Inc., 4.10%, 3/1/45	70,000	73,772
		125,863
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	26,089
CommScope Technologies LLC, 5.00%, 3/15/27(3)	30,000	30,000
		56,089
Construction Materials†
Owens Corning, 4.20%, 12/15/22	30,000	31,686
Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18	20,000	19,999
American Express Credit Corp., 2.60%, 9/14/20	65,000	65,973
American Express Credit Corp., MTN, 2.25%, 5/5/21	40,000	39,957
American Express Credit Corp., MTN, 3.30%, 5/3/27	30,000	29,947
CIT Group, Inc., 5.00%, 8/15/22	20,000	21,600
Equifax, Inc., 3.30%, 12/15/22	30,000	30,716
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	20,000	21,425
Synchrony Financial, 2.60%, 1/15/19	20,000	20,115
Synchrony Financial, 3.00%, 8/15/19	10,000	10,146
		259,878
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	30,000	30,788
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	50,000	52,500
WestRock RKT Co., 4.00%, 3/1/23	40,000	41,935
		125,223
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	19,577
George Washington University (The), 3.55%, 9/15/46	15,000	13,915
		33,492
Diversified Financial Services — 1.1%
Ally Financial, Inc., 3.50%, 1/27/19	20,000	20,325
Ally Financial, Inc., 4.625%, 3/30/25	20,000	20,559
Citigroup, Inc., 2.75%, 4/25/22	90,000	90,105
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200,000	201,679
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	220,000	220,699
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	33,793
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	290,000	293,457
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	20,000	20,711
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	30,000	29,879

	Shares/ Principal Amount	Value
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	$10,000	$11,151
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	40,000	44,521
HSBC Holdings plc, 2.95%, 5/25/21	200,000	202,636
Morgan Stanley, 2.75%, 5/19/22	310,000	310,108
Morgan Stanley, 4.375%, 1/22/47	20,000	20,948
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	85,994
Morgan Stanley, MTN, 3.70%, 10/23/24	40,000	41,093
Morgan Stanley, MTN, 4.00%, 7/23/25	160,000	167,185
S&P Global, Inc., 3.30%, 8/14/20	10,000	10,259
		1,825,102
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.00%, 3/1/21	40,000	43,307
AT&T, Inc., 3.60%, 2/17/23	30,000	30,738
AT&T, Inc., 4.45%, 4/1/24	20,000	21,085
AT&T, Inc., 3.40%, 5/15/25	100,000	98,486
AT&T, Inc., 6.55%, 2/15/39	42,000	51,151
AT&T, Inc., 4.30%, 12/15/42	40,000	37,334
British Telecommunications plc, 5.95%, 1/15/18	40,000	40,902
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	32,025
Frontier Communications Corp., 8.50%, 4/15/20	8,000	8,430
Orange SA, 4.125%, 9/14/21	40,000	42,563
Telefonica Emisiones SAU, 5.46%, 2/16/21	55,000	60,504
Verizon Communications, Inc., 2.45%, 11/1/22	40,000	39,252
Verizon Communications, Inc., 2.625%, 8/15/26	20,000	18,479
Verizon Communications, Inc., 4.125%, 3/16/27	50,000	51,747
Verizon Communications, Inc., 5.05%, 3/15/34	130,000	138,152
Verizon Communications, Inc., 4.86%, 8/21/46	37,000	37,135
Verizon Communications, Inc., 5.01%, 8/21/54	21,000	20,853
		772,143
Energy Equipment and Services†
Halliburton Co., 3.80%, 11/15/25	30,000	30,801
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	20,000	21,557
American Tower Corp., 3.375%, 10/15/26	50,000	49,021
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	10,000	10,044
Boston Properties LP, 3.65%, 2/1/26	30,000	30,416
Crown Castle International Corp., 5.25%, 1/15/23	30,000	33,361
Crown Castle International Corp., 4.45%, 2/15/26	60,000	63,847
Essex Portfolio LP, 3.625%, 8/15/22	30,000	30,907
Essex Portfolio LP, 3.25%, 5/1/23	10,000	10,034
Hospitality Properties Trust, 4.65%, 3/15/24	30,000	31,265
Kilroy Realty LP, 3.80%, 1/15/23	30,000	30,952
Kilroy Realty LP, 4.375%, 10/1/25	20,000	21,011
Kimco Realty Corp., 2.80%, 10/1/26	40,000	36,983
Simon Property Group LP, 3.25%, 11/30/26	20,000	19,894
Ventas Realty LP, 4.125%, 1/15/26	20,000	20,607
VEREIT Operating Partnership LP, 4.125%, 6/1/21	40,000	41,922

	Shares/ Principal Amount	Value
Welltower, Inc., 3.75%, 3/15/23	$50,000	$51,939
		503,760
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	40,000	41,524
CVS Health Corp., 2.75%, 12/1/22	35,000	35,081
CVS Health Corp., 5.125%, 7/20/45	20,000	23,049
Dollar General Corp., 3.25%, 4/15/23	30,000	30,591
Kroger Co. (The), 3.30%, 1/15/21	50,000	51,149
Kroger Co. (The), 3.875%, 10/15/46	20,000	17,721
Sysco Corp., 3.30%, 7/15/26	10,000	9,941
Target Corp., 2.50%, 4/15/26	40,000	37,970
Wal-Mart Stores, Inc., 4.30%, 4/22/44	80,000	88,952
		335,978
Food Products — 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25	30,000	30,991
Kraft Heinz Foods Co., 5.20%, 7/15/45	20,000	21,769
Kraft Heinz Foods Co., 4.375%, 6/1/46	20,000	19,571
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	40,000	41,400
		113,731
Gas Utilities — 0.5%
Boardwalk Pipelines LP, 4.45%, 7/15/27	20,000	20,520
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	31,070
Enbridge, Inc., 4.00%, 10/1/23	20,000	21,024
Enbridge, Inc., 4.50%, 6/10/44	20,000	19,675
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	33,675
Energy Transfer LP, 4.15%, 10/1/20	40,000	41,571
Energy Transfer LP, 3.60%, 2/1/23	30,000	30,226
Energy Transfer LP, 4.90%, 3/15/35	20,000	19,525
Energy Transfer LP, 6.50%, 2/1/42	20,000	22,437
Enterprise Products Operating LLC, 4.85%, 3/15/44	80,000	85,239
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	20,580
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	33,023
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	20,000	21,544
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	56,857
Kinder Morgan, Inc., 5.55%, 6/1/45	10,000	10,649
Magellan Midstream Partners LP, 6.55%, 7/15/19	20,000	21,701
MPLX LP, 4.875%, 6/1/25	70,000	74,353
MPLX LP, 5.20%, 3/1/47	10,000	10,295
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	40,000	40,846
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	80,000	88,470
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	40,186
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	45,000	44,241
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	19,800
Williams Partners LP, 4.125%, 11/15/20	30,000	31,379
Williams Partners LP, 5.10%, 9/15/45	40,000	41,651
		880,537

	Shares/ Principal Amount	Value
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 2.00%, 9/15/18	$10,000	$10,023
Abbott Laboratories, 3.75%, 11/30/26	100,000	102,289
Becton Dickinson and Co., 3.73%, 12/15/24	50,000	50,903
Becton Dickinson and Co., 3.70%, 6/6/27	20,000	20,072
Medtronic, Inc., 2.50%, 3/15/20	20,000	20,296
Medtronic, Inc., 3.50%, 3/15/25	90,000	93,748
Medtronic, Inc., 4.375%, 3/15/35	40,000	44,094
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	26,071
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	9,000	9,320
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	20,000	19,489
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	20,000	23,456
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	20,000	20,194
		439,955
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	30,138
Ascension Health, 3.95%, 11/15/46	10,000	10,170
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	30,375
Express Scripts Holding Co., 4.50%, 2/25/26	10,000	10,618
Express Scripts Holding Co., 3.40%, 3/1/27	50,000	48,360
HCA, Inc., 3.75%, 3/15/19	60,000	61,350
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	15,000	15,050
Kaiser Foundation Hospitals, 4.15%, 5/1/47	20,000	20,808
Mylan NV, 3.95%, 6/15/26	20,000	20,304
NYU Hospitals Center, 4.43%, 7/1/42	20,000	20,678
Tenet Healthcare Corp., 4.625%, 7/15/24(3)	14,000	14,052
THC Escrow Corp. III, 4.625%, 7/15/24(3)	17,000	17,088
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	30,679
UnitedHealth Group, Inc., 2.875%, 3/15/22	75,000	76,721
UnitedHealth Group, Inc., 3.75%, 7/15/25	40,000	42,178
Universal Health Services, Inc., 4.75%, 8/1/22(3)	20,000	20,775
		469,344
Hotels, Restaurants and Leisure — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(3)	30,000	31,762
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(3)	25,000	25,406
McDonald's Corp., MTN, 3.375%, 5/26/25	40,000	40,983
McDonald's Corp., MTN, 4.45%, 3/1/47	60,000	63,469
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	33,388
		195,008
Household Durables — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18	40,000	40,252
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	39,751
Lennar Corp., 4.75%, 12/15/17	30,000	30,300
Lennar Corp., 4.75%, 4/1/21	30,000	31,913
MDC Holdings, Inc., 5.50%, 1/15/24	20,000	21,250
Newell Brands, Inc., 4.20%, 4/1/26	35,000	37,206
Newell Brands, Inc., 5.50%, 4/1/46	40,000	48,340

	Shares/ Principal Amount	Value
Toll Brothers Finance Corp., 6.75%, 11/1/19	$30,000	$33,075
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	10,000	10,292
		292,379
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47	20,000	20,686
General Electric Co., 2.70%, 10/9/22	70,000	71,243
General Electric Co., 4.125%, 10/9/42	30,000	31,692
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	30,000	30,776
		154,397
Insurance — 0.5%
American International Group, Inc., 4.125%, 2/15/24	105,000	111,028
American International Group, Inc., 4.50%, 7/16/44	20,000	20,445
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	50,000	51,610
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	55,310
Chubb INA Holdings, Inc., 3.15%, 3/15/25	40,000	40,601
Chubb INA Holdings, Inc., 3.35%, 5/3/26	20,000	20,481
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	10,000	12,390
International Lease Finance Corp., 6.25%, 5/15/19	120,000	128,772
Markel Corp., 4.90%, 7/1/22	40,000	43,683
Markel Corp., 3.625%, 3/30/23	10,000	10,323
MetLife, Inc., 4.125%, 8/13/42	40,000	41,074
MetLife, Inc., 4.875%, 11/13/43	20,000	22,691
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	10,288
Prudential Financial, Inc., 5.375%, 6/21/20	60,000	65,587
Prudential Financial, Inc., 5.625%, 5/12/41	40,000	48,513
Travelers Cos., Inc. (The), 4.30%, 8/25/45	10,000	10,723
Voya Financial, Inc., 5.70%, 7/15/43	20,000	23,388
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,545
WR Berkley Corp., 4.75%, 8/1/44	10,000	10,284
		748,736
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.875%, 6/5/24	30,000	31,472
Fidelity National Information Services, Inc., 3.00%, 8/15/26	85,000	82,478
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	60,000	61,907
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	20,000	21,005
		196,862
Machinery†
Oshkosh Corp., 5.375%, 3/1/22	50,000	51,938
Media — 0.6%
21st Century Fox America, Inc., 3.70%, 10/15/25	20,000	20,536
21st Century Fox America, Inc., 6.90%, 8/15/39	20,000	26,516
21st Century Fox America, Inc., 4.75%, 9/15/44	10,000	10,582
CBS Corp., 3.50%, 1/15/25	20,000	20,303
CBS Corp., 4.85%, 7/1/42	10,000	10,491
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	185,000	200,202

	Shares/ Principal Amount	Value
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	$10,000	$12,059
Comcast Corp., 6.40%, 5/15/38	70,000	93,378
Comcast Corp., 4.75%, 3/1/44	20,000	22,339
Discovery Communications LLC, 5.625%, 8/15/19	16,000	17,105
Discovery Communications LLC, 3.25%, 4/1/23	30,000	29,611
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,993
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,500
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	64,701
NBCUniversal Media LLC, 2.875%, 1/15/23	55,000	55,891
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	30,000	31,200
Omnicom Group, Inc., 3.60%, 4/15/26	40,000	40,323
TEGNA, Inc., 5.125%, 7/15/20	57,000	58,496
Time Warner Cable LLC, 6.75%, 7/1/18	20,000	20,930
Time Warner Cable LLC, 5.50%, 9/1/41	10,000	10,796
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	9,562
Time Warner, Inc., 4.70%, 1/15/21	30,000	32,243
Time Warner, Inc., 3.60%, 7/15/25	30,000	30,170
Time Warner, Inc., 3.80%, 2/15/27	30,000	30,265
Time Warner, Inc., 5.35%, 12/15/43	20,000	22,137
Viacom, Inc., 3.125%, 6/15/22	30,000	30,085
Viacom, Inc., 4.25%, 9/1/23	30,000	31,354
Walt Disney Co. (The), MTN, 1.85%, 7/30/26	30,000	27,344
		1,011,112
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	10,000	12,198
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	20,000	21,411
Southern Copper Corp., 5.25%, 11/8/42	20,000	20,021
Steel Dynamics, Inc., 5.00%, 12/15/26	50,000	51,437
Vale Overseas Ltd., 5.625%, 9/15/19	25,000	26,437
Vale Overseas Ltd., 6.25%, 8/10/26	20,000	21,625
		153,129
Multi-Utilities — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	31,125
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	30,830
CMS Energy Corp., 8.75%, 6/15/19	40,000	44,953
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	20,302
Dominion Energy, Inc., 2.75%, 9/15/22	70,000	69,950
Dominion Energy, Inc., 3.625%, 12/1/24	30,000	30,786
Dominion Energy, Inc., 4.90%, 8/1/41	20,000	21,962
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,864
Duke Energy Corp., 2.65%, 9/1/26	70,000	66,622
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	27,117
Duke Energy Florida LLC, 3.85%, 11/15/42	20,000	20,113
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	21,018
Exelon Corp., 5.15%, 12/1/20	32,000	34,537
Exelon Corp., 4.45%, 4/15/46	30,000	31,176

	Shares/ Principal Amount	Value
Exelon Generation Co. LLC, 4.25%, 6/15/22	$20,000	$21,064
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,087
FirstEnergy Corp., 4.25%, 3/15/23	30,000	31,590
FirstEnergy Corp., 4.85%, 7/15/47	20,000	20,351
Florida Power & Light Co., 4.125%, 2/1/42	20,000	21,262
Georgia Power Co., 4.30%, 3/15/42	10,000	10,293
IPALCO Enterprises, Inc., 5.00%, 5/1/18	40,000	40,850
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	65,717
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	50,873
NiSource Finance Corp., 5.65%, 2/1/45	20,000	24,171
Pacific Gas & Electric Co., 4.00%, 12/1/46	40,000	41,299
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	20,916
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,436
Sempra Energy, 2.875%, 10/1/22	40,000	40,140
Sempra Energy, 3.25%, 6/15/27	30,000	29,629
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	10,000	9,600
Southern Power Co., 5.15%, 9/15/41	10,000	10,579
Virginia Electric & Power Co., 3.45%, 2/15/24	30,000	31,003
Xcel Energy, Inc., 3.35%, 12/1/26	20,000	20,226
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	10,730
		1,002,171
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	30,000	27,537
Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	40,000	44,780
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	23,635
Antero Resources Corp., 5.00%, 3/1/25(3)	50,000	48,750
Apache Corp., 4.75%, 4/15/43	40,000	40,316
BP Capital Markets plc, 4.50%, 10/1/20	30,000	32,224
BP Capital Markets plc, 2.75%, 5/10/23	20,000	19,929
Cenovus Energy, Inc., 4.25%, 4/15/27(3)	20,000	19,092
Chevron Corp., 2.10%, 5/16/21	40,000	39,897
Cimarex Energy Co., 4.375%, 6/1/24	30,000	31,495
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	31,618
Concho Resources, Inc., 5.50%, 4/1/23	50,000	51,625
Concho Resources, Inc., 4.375%, 1/15/25	30,000	30,750
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,854
Ecopetrol SA, 5.875%, 5/28/45	10,000	9,230
Encana Corp., 6.50%, 2/1/38	20,000	22,836
EOG Resources, Inc., 5.625%, 6/1/19	30,000	32,009
EOG Resources, Inc., 4.10%, 2/1/21	20,000	20,993
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	39,761
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	50,489
Hess Corp., 6.00%, 1/15/40	30,000	30,642
Marathon Oil Corp., 3.85%, 6/1/25	40,000	39,114
Marathon Oil Corp., 5.20%, 6/1/45	20,000	19,269
Newfield Exploration Co., 5.75%, 1/30/22	20,000	21,150

	Shares/ Principal Amount	Value
Noble Energy, Inc., 4.15%, 12/15/21	$50,000	$52,730
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	42,980
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	72,170
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,610
Petroleos Mexicanos, 6.625%, 6/15/35	10,000	10,387
Phillips 66, 4.30%, 4/1/22	50,000	53,629
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,897
Shell International Finance BV, 3.25%, 5/11/25	40,000	40,845
Shell International Finance BV, 3.625%, 8/21/42	40,000	37,563
Statoil ASA, 2.45%, 1/17/23	40,000	39,652
Statoil ASA, 3.95%, 5/15/43	20,000	19,648
Suncor Energy, Inc., 6.50%, 6/15/38	10,000	12,860
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	20,122
		1,144,551
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	60,000	65,663
International Paper Co., 4.40%, 8/15/47	30,000	30,364
		96,027
Pharmaceuticals — 0.2%
Actavis, Inc., 3.25%, 10/1/22	30,000	30,683
Allergan Funding SCS, 3.85%, 6/15/24	69,000	72,068
Allergan Funding SCS, 4.55%, 3/15/35	20,000	21,428
Forest Laboratories LLC, 4.875%, 2/15/21(3)	28,000	30,148
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	35,780
Merck & Co., Inc., 2.40%, 9/15/22	70,000	70,509
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	130,000	128,599
		389,215
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	40,776
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	65,423
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	10,000	10,494
CSX Corp., 3.40%, 8/1/24	30,000	31,048
CSX Corp., 3.25%, 6/1/27	50,000	50,579
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	10,295
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	41,336
Union Pacific Corp., 4.00%, 2/1/21	20,000	21,206
Union Pacific Corp., 4.75%, 9/15/41	10,000	11,307
Union Pacific Corp., 4.05%, 11/15/45	20,000	20,774
Union Pacific Corp., 3.35%, 8/15/46	10,000	9,362
		312,600
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 3.15%, 5/11/27	40,000	40,191
Lam Research Corp., 2.80%, 6/15/21	50,000	50,761
QUALCOMM, Inc., 3.25%, 5/20/27	30,000	30,109
		121,061
Software — 0.3%
Activision Blizzard, Inc., 2.30%, 9/15/21	30,000	29,831

	Shares/ Principal Amount	Value
Microsoft Corp., 2.70%, 2/12/25	$70,000	$69,606
Microsoft Corp., 3.125%, 11/3/25	45,000	45,968
Microsoft Corp., 3.45%, 8/8/36	60,000	60,233
Microsoft Corp., 4.25%, 2/6/47	40,000	43,483
Oracle Corp., 2.50%, 10/15/22	25,000	25,150
Oracle Corp., 3.625%, 7/15/23	30,000	31,672
Oracle Corp., 2.65%, 7/15/26	80,000	76,865
Oracle Corp., 4.30%, 7/8/34	20,000	21,762
Oracle Corp., 4.00%, 7/15/46	20,000	20,280
		424,850
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	40,000	42,557
Home Depot, Inc. (The), 3.00%, 4/1/26	40,000	40,263
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	53,063
Lowe's Cos., Inc., 3.10%, 5/3/27	40,000	39,872
Lowe's Cos., Inc., 4.05%, 5/3/47	20,000	20,423
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	20,840
		217,018
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21	30,000	30,859
Apple, Inc., 3.00%, 2/9/24	20,000	20,316
Apple, Inc., 2.50%, 2/9/25	140,000	137,078
Apple, Inc., 3.20%, 5/11/27	20,000	20,215
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	150,000	165,524
Seagate HDD Cayman, 4.75%, 6/1/23	40,000	41,725
		415,717
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	30,000	31,125
Altria Group, Inc., 2.85%, 8/9/22	40,000	40,648
Wireless Telecommunication Services†
Sprint Communications, Inc., 9.00%, 11/15/18(3)	15,000	16,298
TOTAL CORPORATE BONDS (Cost $17,372,108)		17,795,964
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 9.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
FHLMC, VRN, 1.81%, 7/15/17	19,088	19,809
FHLMC, VRN, 1.91%, 7/15/17	25,259	26,137
FHLMC, VRN, 1.99%, 7/15/17	24,188	25,150
FHLMC, VRN, 2.32%, 7/15/17	69,470	70,246
FHLMC, VRN, 2.38%, 7/15/17	190,447	193,565
FHLMC, VRN, 2.51%, 7/15/17	85,880	88,374
FHLMC, VRN, 2.59%, 7/15/17	104,176	106,224
FHLMC, VRN, 2.69%, 7/15/17	37,256	39,356
FHLMC, VRN, 2.86%, 7/15/17	46,436	47,432
FHLMC, VRN, 2.87%, 7/15/17	18,887	19,922
FHLMC, VRN, 2.92%, 7/15/17	73,350	77,078
FHLMC, VRN, 2.95%, 7/15/17	38,845	40,879

	Shares/ Principal Amount	Value
FHLMC, VRN, 3.21%, 7/15/17	$16,828	$17,581
FHLMC, VRN, 3.49%, 7/15/17	12,804	13,507
FHLMC, VRN, 3.52%, 7/15/17	13,568	13,937
FHLMC, VRN, 3.63%, 7/15/17	6,505	6,889
FHLMC, VRN, 3.67%, 7/15/17	15,474	16,136
FHLMC, VRN, 3.74%, 7/15/17	22,856	23,866
FHLMC, VRN, 4.07%, 7/15/17	23,109	23,822
FHLMC, VRN, 4.26%, 7/15/17	25,267	26,190
FHLMC, VRN, 4.30%, 7/15/17	8,928	9,259
FHLMC, VRN, 5.12%, 7/15/17	6,775	7,023
FNMA, VRN, 2.03%, 7/25/17	26,298	27,342
FNMA, VRN, 2.62%, 7/25/17	86,586	88,247
FNMA, VRN, 2.82%, 7/25/17	39,817	41,759
FNMA, VRN, 2.83%, 7/25/17	30,053	31,427
FNMA, VRN, 2.87%, 7/25/17	42,632	44,264
FNMA, VRN, 2.87%, 7/25/17	37,590	39,173
FNMA, VRN, 2.89%, 7/25/17	34,336	35,749
FNMA, VRN, 2.89%, 7/25/17	69,862	72,597
FNMA, VRN, 2.93%, 7/25/17	146,792	151,326
FNMA, VRN, 3.07%, 7/25/17	12,895	13,558
FNMA, VRN, 3.18%, 7/25/17	123,981	126,719
FNMA, VRN, 3.20%, 7/25/17	173,433	177,400
FNMA, VRN, 3.21%, 7/25/17	123,702	126,549
FNMA, VRN, 3.26%, 7/25/17	148,619	154,280
FNMA, VRN, 3.30%, 7/25/17	11,809	12,417
FNMA, VRN, 3.31%, 7/25/17	23,073	24,002
FNMA, VRN, 3.32%, 7/25/17	9,482	9,980
FNMA, VRN, 3.60%, 7/25/17	33,433	34,851
FNMA, VRN, 3.93%, 7/25/17	24,415	25,316
FNMA, VRN, 4.96%, 7/25/17	12,936	13,682
		2,163,020
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.5%
FHLMC, 4.50%, 1/1/19	14,244	14,566
FHLMC, 6.50%, 1/1/28	3,136	3,555
FHLMC, 6.50%, 6/1/29	3,549	3,928
FHLMC, 8.00%, 7/1/30	3,776	4,467
FHLMC, 5.50%, 12/1/33	84,155	94,792
FHLMC, 5.50%, 1/1/38	13,253	14,801
FHLMC, 6.00%, 8/1/38	18,720	21,173
FHLMC, 3.00%, 2/1/43	323,281	324,600
FHLMC, 6.50%, 7/1/47	2,125	2,273
FNMA, 3.00%, 8/14/17(5)	1,500,000	1,495,429
FNMA, 3.50%, 8/14/17(5)	2,525,000	2,588,246
FNMA, 4.00%, 8/14/17(5)	846,000	887,689
FNMA, 4.50%, 8/14/17(5)	725,000	776,712
FNMA, 4.50%, 5/1/19	8,016	8,211
FNMA, 4.50%, 5/1/19	10,606	10,864

	Shares/ Principal Amount	Value
FNMA, 6.50%, 1/1/28	$3,677	$4,070
FNMA, 6.50%, 1/1/29	7,640	8,708
FNMA, 7.50%, 7/1/29	18,023	20,062
FNMA, 7.50%, 9/1/30	3,561	4,274
FNMA, 5.00%, 7/1/31	112,759	123,386
FNMA, 6.50%, 1/1/32	5,055	5,598
FNMA, 5.50%, 6/1/33	23,780	26,633
FNMA, 5.50%, 8/1/33	49,330	55,266
FNMA, 5.00%, 11/1/33	137,999	151,443
FNMA, 5.50%, 1/1/34	48,772	54,638
FNMA, 5.00%, 4/1/35	107,959	118,339
FNMA, 4.50%, 9/1/35	66,919	72,083
FNMA, 5.00%, 2/1/36	108,345	118,996
FNMA, 5.50%, 1/1/37	78,931	88,295
FNMA, 5.50%, 2/1/37	18,672	20,857
FNMA, 6.00%, 7/1/37	132,885	151,011
FNMA, 6.50%, 8/1/37	37,084	40,966
FNMA, 5.00%, 4/1/40	183,263	200,465
FNMA, 5.00%, 6/1/40	131,092	143,305
FNMA, 3.50%, 1/1/41	348,381	359,550
FNMA, 4.00%, 1/1/41	550,658	586,769
FNMA, 4.00%, 5/1/41	123,402	130,295
FNMA, 5.00%, 6/1/41	155,262	169,924
FNMA, 4.50%, 7/1/41	153,653	166,337
FNMA, 4.50%, 9/1/41	39,101	42,256
FNMA, 4.00%, 12/1/41	202,671	215,255
FNMA, 4.00%, 1/1/42	57,744	60,940
FNMA, 4.00%, 1/1/42	221,405	233,710
FNMA, 3.50%, 5/1/42	384,574	396,954
FNMA, 3.50%, 6/1/42	91,798	94,803
FNMA, 3.50%, 5/1/45	761,400	783,923
FNMA, 6.50%, 8/1/47	4,121	4,437
FNMA, 6.50%, 9/1/47	9,468	10,175
FNMA, 6.50%, 9/1/47	426	458
FNMA, 6.50%, 9/1/47	6,994	7,510
FNMA, 6.50%, 9/1/47	1,866	2,000
GNMA, 3.00%, 7/20/17(5)	500,000	505,039
GNMA, 3.50%, 7/20/17(5)	525,000	543,703
GNMA, 4.00%, 7/20/17(5)	1,000,000	1,052,266
GNMA, 7.00%, 4/20/26	10,863	12,511
GNMA, 7.50%, 8/15/26	6,761	7,713
GNMA, 7.00%, 2/15/28	3,093	3,112
GNMA, 7.50%, 2/15/28	2,967	2,995
GNMA, 6.50%, 5/15/28	505	553
GNMA, 6.50%, 5/15/28	1,638	1,791
GNMA, 7.00%, 12/15/28	2,728	2,741
GNMA, 7.00%, 5/15/31	21,519	25,254

	Shares/ Principal Amount	Value
GNMA, 5.50%, 11/15/32	$50,892	$57,325
GNMA, 4.50%, 1/15/40	47,721	51,330
GNMA, 4.50%, 5/20/41	129,708	139,399
GNMA, 4.50%, 6/15/41	73,712	80,764
GNMA, 4.00%, 12/15/41	247,198	261,043
GNMA, 3.50%, 7/20/42	95,218	99,051
GNMA, 2.50%, 7/20/46	212,269	206,922
GNMA, 2.50%, 8/20/46	142,610	139,019
		14,117,528
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,186,269)		16,280,548
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	4,690	4,740
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.32%, 7/1/17	41,412	41,372
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 7/1/17(3)	127,340	128,777
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 7/1/17(3)	53,285	54,836
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.83%, 7/1/17	39,954	39,765
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.27%, 7/1/17	42,849	41,798
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.86%, 7/1/17	33,677	33,392
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.08%, 7/1/17	11,418	11,309
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 7/1/17	28,881	29,897
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,632	1,628
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.18%, 7/1/17	13,375	13,214
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.10%, 7/1/17	15,360	15,084
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.22%, 7/1/17	32,030	31,671
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.57%, 7/1/17	29,571	29,814
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.10%, 7/1/17	46,084	45,817
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.11%, 7/1/17	108,995	111,067
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.12%, 7/1/17	26,148	26,282
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.41%, 7/1/17	19,618	19,609
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.66%, 7/1/17	9,503	9,493
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.61%, 7/1/17	18,891	19,140
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/17(3)	35,498	35,409

	Shares/ Principal Amount	Value
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 7/1/17(3)	$90,504	$91,942
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 7/1/17(3)	194,980	198,077
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.19%, 7/1/17	128,806	132,307
Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2005-3, Class 2A, VRN, 3.16%, 7/25/17	76,541	75,579
Merrill Lynch Mortgage Investors Trust Series MLMI, Series 2005-A2, Class A1, VRN, 2.98%, 7/1/17	43,295	42,774
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 7/1/17(3)	117,835	123,435
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 7/1/17	5,579	5,758
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/17	8,152	8,272
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	22,306	23,032
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 7/1/17(3)	97,695	99,105
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 7/1/17(3)	47,499	46,526
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.26%, 7/1/17	77,318	77,574
Structured Adjustable Rate Mortgage Loan Trust Series, Series 2004-6, Class 3A2, VRN, 3.35%, 7/1/17	14,608	15,231
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.96%, 7/25/17	61,177	56,888
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/17(3)	66,028	67,865
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.03%, 7/1/17	105,477	103,683
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.15%, 7/1/17	24,169	24,815
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 7/1/17	25,322	25,749
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.34%, 7/1/17	42,019	42,188
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	16,873	16,721
Wells Fargo-Mortgage Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.19%, 7/1/17	22,516	23,035
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	14,681	14,469
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	32,752	33,736
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.16%, 7/1/17	76,051	79,794
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.15%, 7/1/17	46,779	47,912
Wells Fargo-Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.21%, 7/1/17	20,303	20,491
Wells Fargo-Mortgage Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	23,911	23,927
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	14,757	14,898

	Shares/ Principal Amount	Value
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	$9,356	$9,608
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	5,763	6,038
Wells Fargo-Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.39%, 7/1/17	20,058	19,474
Wells Fargo-Mortgage Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	28,335	29,922
		2,344,939
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.52%, 7/25/17	15,000	15,174
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.57%, 7/25/17	75,000	76,241
FHLMC, Series KF29, Class A, VRN, 1.34%, 7/25/17	299,938	300,293
FHLMC, Series KF31, Class A, VRN, 1.43%, 7/25/17	370,000	370,681
FNMA, Series 2014-C02, Class 1M2, VRN, 3.82%, 7/25/17	175,000	185,132
FNMA, Series 2014-C02, Class 2M2, VRN, 3.82%, 7/25/17	125,000	130,727
FNMA, Series 2016-C04, Class 1M1, VRN, 2.67%, 7/25/17	132,569	134,250
FNMA, Series 2016-C05, Class 2M1, VRN, 2.57%, 7/25/17	88,320	89,056
FNMA, Series 2017-C01, Class 1M1, VRN, 2.52%, 7/25/17	121,779	123,098
FNMA, Series 2017-C03, Class 1M1, VRN, 2.17%, 7/25/17	145,058	145,803
		1,570,455
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,891,983)		3,915,394
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.8%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.79%, 7/15/17(3)	125,000	125,159
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	100,000	101,558
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	200,000	205,180
BBG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.80%, 7/15/17(3)	250,000	250,156
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 2.11%, 7/15/17(3)	170,641	170,837
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 7/1/17	125,000	134,217
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/17	125,000	132,553
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 7/1/17	125,000	131,942
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/17	100,000	102,264
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	50,000	48,490
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 7/1/17	150,000	155,355
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	150,000	152,687
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	250,000	244,698
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/17(3)	200,000	205,703
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/17	75,000	77,604
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	170,000	174,829

	Shares/ Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	$50,000	$53,781
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	80,920
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.06%, 7/15/17(3)	150,000	150,084
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	100,000	98,041
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/17(3)	125,000	126,884
UBS Commercial Mortgage Securities Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	130,000	130,265
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,040,158)		3,053,207
ASSET-BACKED SECURITIES(4) — 1.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	200,000	200,620
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	118,038	118,468
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.84%, 7/24/17	250,000	251,611
Colony American Homes, Series 2014-2A, Class A, VRN, 2.17%, 7/17/17(3)	114,763	114,847
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.46%, 7/17/17(3)	249,428	251,825
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 7/1/17(3)	100,000	104,109
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	66,891	66,901
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	71,568	71,578
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	100,000	100,202
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(3)	250,000	249,987
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.52%, 7/10/17(3)	18,415	18,412
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	125,000	124,630
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	20,292	20,237
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	86,826	85,502
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	91,495	91,595
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	150,000	149,997
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	200,000	200,112
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	46,383	46,093
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	53,140	52,912
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	83,465	82,507
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.57%, 7/17/17(3)	75,000	76,222
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	85,132	85,935

	Shares/ Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	$57,851	$57,788
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	35,751	35,779
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/1/17(3)	123,000	124,323
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	16,111	16,796
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	156,107	155,690
TOTAL ASSET-BACKED SECURITIES (Cost $2,947,864)		2,954,678
EXCHANGE-TRADED FUNDS — 0.5%
SPDR S&P Bank ETF (Cost $826,327)	19,092	830,884
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FNMA, 2.125%, 4/24/26	$40,000	38,998
FNMA, 6.625%, 11/15/30	500,000	716,484
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $711,646)		755,482
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	20,000	28,152
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	33,521
Los Angeles Community College District GO, 6.68%, 8/1/36	20,000	27,751
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	32,469
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	21,002
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	23,998
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	97,858
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	60,995
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	34,275
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	49,185
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	40,000	48,456
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	25,000	31,636
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	25,000	29,658
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	20,000	29,366
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	37,004
State of California GO, 7.55%, 4/1/39	20,000	30,598
State of California GO, 7.30%, 10/1/39	30,000	43,974
State of California GO, (Building Bonds), 7.60%, 11/1/40	20,000	31,227
State of Illinois GO, 5.10%, 6/1/33	40,000	37,559
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	25,823
TOTAL MUNICIPAL SECURITIES (Cost $659,196)		754,507
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	31,995
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	30,000	35,367

	Shares/ Principal Amount	Value
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44	$60,000	$60,210
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	13,195
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	36,420
		49,615
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	10,187
Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	38,599
		48,786
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	18,500
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $228,415)		244,473
TEMPORARY CASH INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $4,463,067)	4,463,067	4,463,067
TOTAL INVESTMENT SECURITIES — 104.8% (Cost $155,674,184)		174,278,077
OTHER ASSETS AND LIABILITIES — (4.8)%		(7,965,535)
TOTAL NET ASSETS — 100.0%		$166,312,542

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
9	U.S. Treasury 10-Year Ultra Notes	September 2017	$1,213,312	$(6,739)
11	U.S. Treasury 5-Year Notes	September 2017	1,296,195	(4,259)
1	U.S. Treasury Long Bonds	September 2017	153,688	248
			$2,663,195	$(10,750)

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
Markit CDX North America Investment Grade Index Series 27	$1,000,000	Sell	1.00%	12/20/21	0.52%	$11,635	$20,806

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date		Unrealized Appreciation (Depreciation)	Value
CPURNSA	$500,000	Receive	2.17%	5/10/27		$(7,470)	$(6,972)

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$500,000	CPURNSA	Receive	2.26%	11/15/26	$(10,916)
Bank of America N.A.	$500,000	CPURNSA	Receive	2.29%	11/16/26	(12,225)
Bank of America N.A.	$500,000	CPURNSA	Receive	2.28%	11/21/26	(11,693)
						$(34,834)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $83,356.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,762,185, which represented 3.5% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $155,674,184)	$174,278,077
Receivable for investments sold	5,812,062
Receivable for capital shares sold	8,707
Receivable for variation margin on swap agreements	616
Dividends and interest receivable	444,168
180,543,630

Liabilities
Payable for investments purchased	14,029,210
Payable for capital shares redeemed	43,039
Payable for variation margin on futures contracts	5,828
Swap agreements, at value	34,834
Accrued management fees	110,406
Distribution fees payable	7,771
14,231,088

Net Assets	$166,312,542

Net Assets Consist of:
Capital (par value and paid-in surplus)	$145,198,726
Undistributed net investment income	10,422
Undistributed net realized gain	2,540,921
Net unrealized appreciation	18,562,473
$166,312,542

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I , $0.01 Par Value	$127,869,668	17,635,151	$7.25
Class II , $0.01 Par Value	$38,442,874	5,300,792	$7.25

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $591)	$909,912
Interest	818,110
1,728,022

Expenses:
Management fees	690,587
Distribution fees - Class II	37,518
Directors' fees and expenses	2,180
Other expenses	118
730,403
Fees waived(1)	(69,059)
661,344

Net investment income (loss)	1,066,678

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,018,511
Futures contract transactions	23,966
Swap agreement transactions	4,032
Foreign currency transactions	(31,934)
3,014,575

Change in net unrealized appreciation (depreciation) on:
Investments	4,880,586
Futures contracts	(10,283)
Swap agreements	(41,178)
Translation of assets and liabilities in foreign currencies	8,364
4,837,489

Net realized and unrealized gain (loss)	7,852,064

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,918,742

(1)	Amount consists of $55,553 and $13,506 for Class I and Class II, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2016
Increase (Decrease) in Net Assets	June 30, 2017	December 31, 2016
Operations
Net investment income (loss)	$1,066,678	$1,823,727
Net realized gain (loss)	3,014,575	1,964,642
Change in net unrealized appreciation (depreciation)	4,837,489	4,005,343
Net increase (decrease) in net assets resulting from operations	8,918,742	7,793,712

Distributions to Shareholders
From net investment income:
Class I	(960,490)	(1,827,502)
Class II	(223,418)	(82,398)
From net realized gains:
Class I	(1,457,139)	(5,081,856)
Class II	(375,327)	—
Decrease in net assets from distributions	(3,016,374)	(6,991,756)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,009,319	21,895,747

Net increase (decrease) in net assets	26,911,687	22,697,703

Net Assets
Beginning of period	139,400,855	116,703,152
End of period	$166,312,542	$139,400,855

Undistributed net investment income	$10,422	$127,652

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2017 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers Class I and Class II. Sale of Class II commenced on May 2, 2016.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American

Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 0.90%. From January 1, 2017 through July 31, 2017, the investment advisor agreed to waive 0.09% of the fund's management fee. Effective August 1, 2017, the investment advisor agreed to increase the amount of the waiver from 0.09% to 0.13% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee before waiver for each class for the period ended June 30, 2017 was 0.90% . The effective annual management fee after waiver for each class for the period ended June 30, 2017 was 0.81%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $699,818 and $470,519, respectively. The effect of interfund transactions on the Statement of Operations was $27,608 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended June 30, 2017 totaled $115,577,282, of which $62,329,810 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended June 30, 2017 totaled $95,715,038, of which $53,492,566 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2017		Year ended December 31, 2016(1)
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	150,000,000		150,000,000
Sold	1,259,107	$9,046,356	2,291,393	$15,761,264
Issued in reinvestment of distributions	338,351	2,417,629	1,035,110	6,909,358
Redeemed	(1,148,099)	(8,242,937)	(2,976,120)	(20,317,476)
	449,359	3,221,048	350,383	2,353,146
Class II/Shares Authorized	75,000,000		75,000,000
Sold	2,814,177	20,214,690	2,978,190	20,602,114
Issued in reinvestment of distributions	83,797	598,745	11,826	82,398
Redeemed	(421,392)	(3,025,164)	(165,806)	(1,141,911)
	2,476,582	17,788,271	2,824,210	19,542,601
Net increase (decrease)	2,925,941	$21,009,319	3,174,593	$21,895,747

(1)	May 2, 2016 (commencement of sale) through December 31, 2016 for Class II.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$97,229,716	—	—
U.S. Treasury Securities	—	$26,000,157	—
Corporate Bonds	—	17,795,964	—
U.S. Government Agency Mortgage-Backed Securities	—	16,280,548	—
Collateralized Mortgage Obligations	—	3,915,394	—
Commercial Mortgage-Backed Securities	—	3,053,207	—
Asset-Backed Securities	—	2,954,678	—
Exchange-Traded Funds	830,884	—	—
U.S. Government Agency Securities	—	755,482	—
Municipal Securities	—	754,507	—
Sovereign Governments and Agencies	—	244,473	—
Temporary Cash Investments	4,463,067	—	—
	$102,523,667	$71,754,410	—
Other Financial Instruments
Futures Contracts	$248	—	—
Swap Agreements	—	$20,806	—
	$248	$20,806	—

Liabilities
Other Financial Instruments
Futures Contracts	$10,998	—	—
Swap Agreements	—	$41,806	—
	$10,998	$41,806	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,000,000.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $827,557.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 18 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $1,666,667.

Value of Derivative Instruments as of June 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$502	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$5,828
Other Contracts	Receivable for variation margin on swap agreements*	114	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	—	Swap agreements	34,834
		$616		$40,662

*
Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements, futures contracts, or centrally cleared total return swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$4,039	Change in net unrealized appreciation (depreciation) on swap agreements	$6,359
Equity Price Risk	Net realized gain (loss) on futures contract transactions	15,169	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(31,306)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	7,383
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	8,797	Change in net unrealized appreciation (depreciation) on futures contracts	(10,283)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(7)	Change in net unrealized appreciation (depreciation) on swap agreements	(47,537)
		$(3,308)		$(44,078)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$156,191,861
Gross tax appreciation of investments	$19,611,569
Gross tax depreciation of investments	(1,525,353)
Net tax appreciation (depreciation) of investments	$18,086,216

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Guidance and Standards

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2017(3)	$6.97	0.05	0.38	0.43	(0.06)	(0.09)	(0.15)	$7.25	6.07%	0.81%(4)	0.90%(4)	1.44%(4)	1.35%(4)	61%	$127,870
2016	$6.93	0.10	0.36	0.46	(0.11)	(0.31)	(0.42)	$6.97	6.99%	0.82%	0.90%	1.53%	1.45%	101%	$119,724
2015	$7.97	0.12	(0.29)	(0.17)	(0.13)	(0.74)	(0.87)	$6.93	(2.57)%	0.81%	0.90%	1.58%	1.49%	95%	$116,703
2014	$8.08	0.11	0.62	0.73	(0.12)	(0.72)	(0.84)	$7.97	9.85%	0.86%	0.90%	1.47%	1.43%	67%	$138,155
2013	$7.13	0.12	1.10	1.22	(0.12)	(0.15)	(0.27)	$8.08	17.43%	0.90%	0.90%	1.52%	1.52%	75%	$132,656
2012	$6.51	0.14	0.63	0.77	(0.15)	—	(0.15)	$7.13	11.80%	0.90%	0.90%	1.99%	1.99%	84%	$119,822
Class II
2017(3)	$6.97	0.04	0.38	0.42	(0.05)	(0.09)	(0.14)	$7.25	5.94%	1.06%(4)	1.15%(4)	1.19%(4)	1.10%(4)	61%	$38,443
2016(5)	$6.72	0.05	0.26	0.31	(0.06)	—	(0.06)	$6.97	4.67%	1.06%(4)	1.15%(4)	1.13%(4)	1.04%(4)	101%(6)	$19,677

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2017 (unaudited).

(4)	Annualized.

(5)	May 2, 2016 (commencement of sale) through December 31, 2016.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2016.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The

Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers and accepted the Advisor's explanation of such factors. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.13% (e.g., the Class I unified fee will be reduced from 0.90% to 0.77%) for at least one year, beginning August 1, 2017. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92976 1708

Semiannual Report

June 30, 2017

VP Capital Appreciation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2017
Top Ten Holdings	% of net assets
Zoetis, Inc.	2.5%
Newell Brands, Inc.	2.0%
Ball Corp.	1.8%
Verisk Analytics, Inc., Class A	1.7%
O'Reilly Automotive, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Baxter International, Inc.	1.6%
Middleby Corp. (The)	1.5%
Xilinx, Inc.	1.5%
Vulcan Materials Co.	1.5%

Top Five Industries	% of net assets
Software	8.3%
IT Services	7.4%
Machinery	6.2%
Health Care Equipment and Supplies	5.7%
Hotels, Restaurants and Leisure	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1) 1/1/17 - 6/30/17	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,111.90	$5.18	0.99%
Class II	$1,000	$1,110.90	$5.97	1.14%
Hypothetical
Class I	$1,000	$1,019.89	$4.96	0.99%
Class II	$1,000	$1,019.14	$5.71	1.14%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 1.1%
L3 Technologies, Inc.	32,392	$5,412,055
Airlines — 1.0%
American Airlines Group, Inc.	50,889	2,560,735
Spirit Airlines, Inc.(1)	47,763	2,466,959
		5,027,694
Auto Components — 0.7%
Delphi Automotive plc	37,488	3,285,823
Banks — 2.3%
BankUnited, Inc.	73,807	2,488,034
SVB Financial Group(1)	21,321	3,748,019
Zions Bancorporation	121,407	5,330,981
		11,567,034
Beverages — 3.2%
Constellation Brands, Inc., Class A	26,008	5,038,530
Molson Coors Brewing Co., Class B	55,214	4,767,177
Monster Beverage Corp.(1)	125,111	6,215,514
		16,021,221
Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc.(1)	40,804	4,964,623
BioMarin Pharmaceutical, Inc.(1)	27,719	2,517,440
Bioverativ, Inc.(1)	59,108	3,556,528
Incyte Corp.(1)	51,541	6,489,527
		17,528,118
Building Products — 1.7%
Fortune Brands Home & Security, Inc.	70,926	4,627,212
Lennox International, Inc.	19,738	3,624,687
		8,251,899
Capital Markets — 4.0%
Affiliated Managers Group, Inc.	23,223	3,851,767
CBOE Holdings, Inc.	48,475	4,430,615
S&P Global, Inc.	35,398	5,167,754
SEI Investments Co.	116,954	6,289,786
		19,739,922
Chemicals — 1.6%
Axalta Coating Systems Ltd.(1)	77,107	2,470,508
Ingevity Corp.(1)	50,158	2,879,069
Scotts Miracle-Gro Co. (The), Class A	30,186	2,700,440
		8,050,017
Commercial Services and Supplies — 0.8%
Brink's Co. (The)	56,702	3,799,034
Communications Equipment — 1.1%
Palo Alto Networks, Inc.(1)	39,915	5,341,026
Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.	47,600	2,588,964

4

	Shares	Value
Construction Materials — 1.5%
Vulcan Materials Co.	58,649	$7,429,655
Consumer Finance — 0.8%
Discover Financial Services	60,407	3,756,711
Containers and Packaging — 2.7%
Ball Corp.	214,136	9,038,681
Packaging Corp. of America	40,814	4,546,271
		13,584,952
Distributors — 0.8%
LKQ Corp.(1)	124,507	4,102,506
Electrical Equipment — 0.7%
AMETEK, Inc.	57,944	3,509,668
Electronic Equipment, Instruments and Components — 2.5%
Dolby Laboratories, Inc., Class A	97,191	4,758,472
National Instruments Corp.	77,392	3,112,706
Trimble, Inc.(1)	129,149	4,606,745
		12,477,923
Equity Real Estate Investment Trusts (REITs) — 2.6%
Crown Castle International Corp.	52,289	5,238,312
Equinix, Inc.	5,758	2,471,103
SBA Communications Corp., Class A(1)	37,240	5,023,676
		12,733,091
Food and Staples Retailing — 0.7%
Costco Wholesale Corp.	22,938	3,668,474
Food Products — 0.8%
Dean Foods Co.	84,028	1,428,476
TreeHouse Foods, Inc.(1)	34,173	2,791,592
		4,220,068
Health Care Equipment and Supplies — 5.7%
Align Technology, Inc.(1)	16,787	2,520,064
Baxter International, Inc.	130,383	7,893,387
Nevro Corp.(1)	35,928	2,674,121
NuVasive, Inc.(1)	51,840	3,987,533
Teleflex, Inc.	33,822	7,026,859
West Pharmaceutical Services, Inc.	46,492	4,394,424
		28,496,388
Health Care Providers and Services — 2.3%
Amedisys, Inc.(1)	57,843	3,633,119
Envision Healthcare Corp.(1)	31,913	1,999,988
Humana, Inc.	24,563	5,910,349
		11,543,456
Hotels, Restaurants and Leisure — 4.6%
Chipotle Mexican Grill, Inc., Class A(1)	11,294	4,699,434
Hilton Worldwide Holdings, Inc.	45,749	2,829,576
Las Vegas Sands Corp.	59,954	3,830,461
MGM Resorts International	175,770	5,499,843
Papa John's International, Inc.	31,945	2,292,373
Vail Resorts, Inc.	20,080	4,072,826
		23,224,513
Household Durables — 2.8%
Mohawk Industries, Inc.(1)	16,760	4,050,725

5

	Shares	Value
Newell Brands, Inc.	188,368	$10,100,292
		14,151,017
Internet and Direct Marketing Retail — 1.2%
Expedia, Inc.	41,515	6,183,659
Internet Software and Services — 2.4%
CoStar Group, Inc.(1)	14,740	3,885,464
eBay, Inc.(1)	71,083	2,482,218
LogMeIn, Inc.	51,783	5,411,324
		11,779,006
IT Services — 7.4%
Alliance Data Systems Corp.	27,217	6,986,332
Booz Allen Hamilton Holding Corp., Class A	160,495	5,222,507
DXC Technology Co.	82,811	6,353,260
Fidelity National Information Services, Inc.	93,581	7,991,818
First Data Corp., Class A(1)	337,786	6,147,705
Vantiv, Inc., Class A(1)	70,041	4,436,397
		37,138,019
Life Sciences Tools and Services — 1.9%
Bio-Techne Corp.	41,639	4,892,583
Illumina, Inc.(1)	26,845	4,658,144
		9,550,727
Machinery — 6.2%
Ingersoll-Rand plc	42,381	3,873,200
John Bean Technologies Corp.	34,384	3,369,632
Kennametal, Inc.	88,112	3,297,151
Middleby Corp. (The)(1)	62,510	7,595,590
Parker-Hannifin Corp.	36,277	5,797,790
Snap-on, Inc.	24,491	3,869,578
WABCO Holdings, Inc.(1)	24,634	3,141,081
		30,944,022
Multiline Retail — 1.8%
Dollar General Corp.	54,879	3,956,227
Dollar Tree, Inc.(1)	71,322	4,986,834
		8,943,061
Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	44,753	5,438,832
Pharmaceuticals — 3.4%
Jazz Pharmaceuticals plc(1)	30,457	4,736,063
Zoetis, Inc.	197,778	12,337,392
		17,073,455
Professional Services — 3.8%
Equifax, Inc.	47,481	6,524,839
IHS Markit Ltd.(1)	85,451	3,763,262
Verisk Analytics, Inc., Class A(1)	101,936	8,600,340
		18,888,441
Road and Rail — 1.0%
Canadian Pacific Railway Ltd.	15,762	2,534,687
Norfolk Southern Corp.	21,500	2,616,550
		5,151,237
Semiconductors and Semiconductor Equipment — 4.5%
Broadcom Ltd.	21,343	4,973,986

6

	Shares	Value
Cavium, Inc.(1)	33,969	$2,110,494
KLA-Tencor Corp.	62,315	5,702,446
Lam Research Corp.	16,724	2,365,275
Xilinx, Inc.	117,079	7,530,521
		22,682,722
Software — 8.3%
Autodesk, Inc.(1)	30,674	3,092,553
CDK Global, Inc.	67,704	4,201,710
Electronic Arts, Inc.(1)	55,664	5,884,798
Guidewire Software, Inc.(1)	71,737	4,929,049
Nuance Communications, Inc.(1)	79,186	1,378,628
ServiceNow, Inc.(1)	56,685	6,008,610
Splunk, Inc.(1)	65,086	3,702,743
Symantec Corp.	91,452	2,583,519
Tyler Technologies, Inc.(1)	41,905	7,361,452
Zynga, Inc., Class A(1)	693,163	2,523,113
		41,666,175
Specialty Retail — 4.4%
Burlington Stores, Inc.(1)	51,328	4,721,663
O'Reilly Automotive, Inc.(1)	38,660	8,456,488
Ross Stores, Inc.	80,072	4,622,557
Ulta Salon Cosmetics & Fragrance, Inc.(1)	14,368	4,128,501
		21,929,209
Textiles, Apparel and Luxury Goods — 1.1%
Coach, Inc.	60,624	2,869,940
Columbia Sportswear Co.	44,342	2,574,497
		5,444,437
Trading Companies and Distributors — 0.8%
United Rentals, Inc.(1)	35,679	4,021,380
TOTAL COMMON STOCKS (Cost $396,830,669)		496,345,611
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $1,474,844), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $1,439,609)		1,439,503
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $2,179,611), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $2,133,060)		2,133,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,575	36,575
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,609,078)		3,609,078
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $400,439,747)		499,954,689
OTHER ASSETS AND LIABILITIES†		(79,351)
TOTAL NET ASSETS — 100.0%		$499,875,338

7

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,272,032	CAD	2,991,562	Morgan Stanley	9/29/17	$(37,951)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $400,439,747)	$499,954,689
Receivable for investments sold	2,686,474
Receivable for capital shares sold	57,085
Dividends and interest receivable	114,909
502,813,157

Liabilities
Payable for investments purchased	2,457,807
Payable for capital shares redeemed	29,892
Unrealized depreciation on forward foreign currency exchange contracts	37,951
Accrued management fees	411,856
Distribution fees payable	313
2,937,819

Net Assets	$499,875,338

Net Assets Consist of:
Capital (par value and paid-in surplus)	$374,557,595
Accumulated net investment loss	(269,655)
Undistributed net realized gain	26,110,364
Net unrealized appreciation	99,477,034
$499,875,338

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$498,362,656	33,700,054	$14.79
Class II, $0.01 Par Value	$1,512,682	102,804	$14.71

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,536)	$2,159,508
Interest	12,204
2,171,712

Expenses:
Management fees	2,422,719
Distribution fees - Class II	1,811
Directors' fees and expenses	6,960
Other expenses	4,135
2,435,625
Fees waived(1)	(24,252)
2,411,373

Net investment income (loss)	(239,661)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	27,138,602
Foreign currency transactions	(79,445)
27,059,157

Change in net unrealized appreciation (depreciation) on:
Investments	24,261,774
Translation of assets and liabilities in foreign currencies	(41,029)
24,220,745

Net realized and unrealized gain (loss)	51,279,902

Net Increase (Decrease) in Net Assets Resulting from Operations	$51,040,241

(1)	Amount consists of $24,180 and $72 for Class I and Class II, respectively.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2016
Increase (Decrease) in Net Assets	June 30, 2017	December 31, 2016
Operations
Net investment income (loss)	$(239,661)	$(672,939)
Net realized gain (loss)	27,059,157	22,937,688
Change in net unrealized appreciation (depreciation)	24,220,745	(8,168,839)
Net increase (decrease) in net assets resulting from operations	51,040,241	14,095,910

Distributions to Shareholders
From net realized gains:
Class I	(23,556,314)	(42,862,441)
Class II	(71,634)	(96,788)
Decrease in net assets from distributions	(23,627,948)	(42,959,229)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,669,861	22,863,425

Net increase (decrease) in net assets	39,082,154	(5,999,894)

Net Assets
Beginning of period	460,793,184	466,793,078
End of period	$499,875,338	$460,793,184

Accumulated net investment loss	$(269,655)	$(29,994)

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2017 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and from 0.80% to 0.90% for Class II. From January 1, 2017 through July 31, 2017, the investment advisor agreed to waive 0.01% of the fund’s management fee. Effective August 1, 2017, the investment advisor agreed to increase the amount of the waiver from 0.01% to 0.04% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee before waiver for each class for the period ended June 30, 2017 was 1.00% and 0.90% for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the period ended June 30, 2017 was 0.99% and 0.89% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $936,724 and $2,667,791, respectively. The effect of interfund transactions on the Statement of Operations was $499,691 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2017 were $160,005,367 and $173,575,882, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2017		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	195,000,000		150,000,000
Sold	1,589,913	$23,286,363	4,507,328	$61,567,642
Issued in reinvestment of distributions	1,658,895	23,556,314	3,289,520	42,862,441
Redeemed	(2,416,917)	(35,256,767)	(5,950,967)	(82,024,919)
	831,891	11,585,910	1,845,881	22,405,164
Class II/Shares Authorized	25,000,000		25,000,000
Sold	8,709	127,314	44,961	610,985
Issued in reinvestment of distributions	5,070	71,634	7,445	96,788
Redeemed	(7,934)	(114,997)	(18,313)	(249,512)
	5,845	83,951	34,093	458,261
Net increase (decrease)	837,736	$11,669,861	1,879,974	$22,863,425

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$496,345,611	—	—
Temporary Cash Investments	36,575	$3,572,503	—
	$496,382,186	$3,572,503	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$37,951	—

15

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,375,803.

The value of foreign currency risk derivative instruments as of June 30, 2017, is disclosed on the Statement of Assets and Liabilities as a liability of $37,951 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(74,801) in net realized gain (loss) on foreign currency transactions and $(46,059) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$401,257,897
Gross tax appreciation of investments	$104,191,215
Gross tax depreciation of investments	(5,494,423)
Net tax appreciation (depreciation) of investments	$98,696,792

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2016, the fund had late-year ordinary loss deferrals of $(21,886), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2017(3)	$13.98	(0.01)	1.54	1.53	(0.72)	$14.79	11.19%	0.99%(4)	1.00%(4)	(0.10)%(4)	(0.11)%(4)	33%	$498,363
2016	$15.02	(0.02)	0.40	0.38	(1.42)	$13.98	3.23%	0.99%	1.00%	(0.14)%	(0.15)%	68%	$459,443
2015	$15.72	(0.06)	0.42	0.36	(1.06)	$15.02	1.93%	1.00%	1.00%	(0.38)%	(0.38)%	72%	$465,851
2014	$18.28	(0.08)	1.27	1.19	(3.75)	$15.72	8.14%	1.00%	1.00%	(0.50)%	(0.50)%	68%	$468,047
2013	$14.54	(0.08)	4.45	4.37	(0.63)	$18.28	30.92%	1.00%	1.00%	(0.49)%	(0.49)%	72%	$443,588
2012	$13.22	(0.01)	2.15	2.14	(0.82)	$14.54	16.00%	1.00%	1.00%	(0.04)%	(0.04)%	74%	$360,445
Class II
2017(3)	$13.92	(0.02)	1.53	1.51	(0.72)	$14.71	11.09%	1.14%(4)	1.15%(4)	(0.25)%(4)	(0.26)%(4)	33%	$1,513
2016	$14.98	(0.04)	0.40	0.36	(1.42)	$13.92	3.08%	1.14%	1.15%	(0.29)%	(0.30)%	68%	$1,350
2015	$15.71	(0.08)	0.41	0.33	(1.06)	$14.98	1.73%	1.15%	1.15%	(0.53)%	(0.53)%	72%	$942
2014(5)	$14.18	(0.06)	1.59	1.53	—	$15.71	10.79%	1.15%(4)	1.15%(4)	(0.61)%(4)	(0.61)%(4)	68%(6)	$379

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2017 (unaudited).

(4)	Annualized.

(5)	April 25, 2014 (commencement of sale) through December 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2014.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In

19

connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The

20

Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that

21

impacted the level of the fee in relation to its peers and accepted the Advisor's explanation of such factors. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% (e.g., the Class I unified fee will be reduced from 1.00% to 0.96%) for at least one year, beginning August 1, 2017. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92979 1708

Semiannual Report

June 30, 2017

VP Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2017
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	7.6%
Amazon.com, Inc.	4.9%
Apple, Inc.	4.5%
Microsoft Corp.	3.1%
Comcast Corp., Class A	3.1%
Visa, Inc., Class A	3.0%
PepsiCo, Inc.	2.3%
Intuitive Surgical, Inc.	1.9%
Lockheed Martin Corp.	1.8%
Activision Blizzard, Inc.	1.7%

Top Five Industries	% of net assets
Internet Software and Services	10.1%
Software	9.4%
IT Services	7.0%
Internet and Direct Marketing Retail	6.4%
Media	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.1%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1) 1/1/17 - 6/30/17	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,158.00	$4.49	0.84%
Class II	$1,000	$1,156.40	$5.29	0.99%
Hypothetical
Class I	$1,000	$1,020.63	$4.21	0.84%
Class II	$1,000	$1,019.89	$4.96	0.99%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.5%
Boeing Co. (The)	176	$34,804
Lockheed Martin Corp.	352	97,719
		132,523
Air Freight and Logistics — 0.8%
XPO Logistics, Inc.(1)	703	45,435
Airlines — 1.4%
Delta Air Lines, Inc.	1,407	75,612
Banks — 1.1%
Bank of America Corp.	1,302	31,587
Citizens Financial Group, Inc.	699	24,940
		56,527
Beverages — 2.3%
PepsiCo, Inc.	1,066	123,112
Biotechnology — 5.0%
Amgen, Inc.	460	79,226
Biogen, Inc.(1)	317	86,021
Gilead Sciences, Inc.	460	32,559
Incyte Corp.(1)	144	18,131
Regeneron Pharmaceuticals, Inc.(1)	107	52,552
		268,489
Capital Markets — 1.4%
Charles Schwab Corp. (The)	1,754	75,352
Chemicals — 0.8%
Dow Chemical Co. (The)	190	11,984
LyondellBasell Industries NV, Class A	380	32,068
		44,052
Communications Equipment — 1.4%
Palo Alto Networks, Inc.(1)	566	75,736
Consumer Finance — 1.0%
American Express Co.	620	52,229
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	533	33,328
Energy Equipment and Services — 0.4%
Halliburton Co.	500	21,355
Equity Real Estate Investment Trusts (REITs) — 2.5%
Equity Residential	1,064	70,043
SBA Communications Corp., Class A(1)	475	64,078
		134,121
Food and Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	1,133	85,745
Food Products — 1.2%
Hormel Foods Corp.	1,060	36,157
Mondelez International, Inc., Class A	627	27,080
		63,237

4

	Shares	Value
Health Care Equipment and Supplies — 4.8%
Edwards Lifesciences Corp.(1)	747	$88,325
Hologic, Inc.(1)	675	30,631
IDEXX Laboratories, Inc.(1)	124	20,016
Intuitive Surgical, Inc.(1)	110	102,891
Penumbra, Inc.(1)	153	13,426
		255,289
Health Care Providers and Services — 1.4%
Express Scripts Holding Co.(1)	356	22,727
Quest Diagnostics, Inc.	202	22,454
WellCare Health Plans, Inc.(1)	165	29,628
		74,809
Health Care Technology — 0.7%
Cerner Corp.(1)	566	37,622
Hotels, Restaurants and Leisure — 2.3%
Chipotle Mexican Grill, Inc., Class A(1)	114	47,435
Darden Restaurants, Inc.	315	28,489
Las Vegas Sands Corp.	721	46,065
		121,989
Household Products — 1.7%
Church & Dwight Co., Inc.	749	38,858
Procter & Gamble Co. (The)	593	51,680
		90,538
Industrial Conglomerates — 1.7%
3M Co.	426	88,689
Internet and Direct Marketing Retail — 6.4%
Amazon.com, Inc.(1)	272	263,296
Expedia, Inc.	516	76,858
		340,154
Internet Software and Services — 10.1%
Alphabet, Inc., Class A(1)	436	405,340
Facebook, Inc., Class A(1)	556	83,945
LogMeIn, Inc.	138	14,421
VeriSign, Inc.(1)	406	37,742
		541,448
IT Services — 7.0%
DXC Technology Co.	651	49,945
Fiserv, Inc.(1)	491	60,069
Global Payments, Inc.	383	34,593
PayPal Holdings, Inc.(1)	1,269	68,107
Visa, Inc., Class A	1,708	160,176
		372,890
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	791	46,914
Illumina, Inc.(1)	67	11,626
Waters Corp.(1)	50	9,192
		67,732
Machinery — 3.7%
Caterpillar, Inc.	377	40,512
Cummins, Inc.	315	51,099
Parker-Hannifin Corp.	218	34,841
5

	Shares	Value
WABCO Holdings, Inc.(1)	236	$30,092
Wabtec Corp.	481	44,012
		200,556
Media — 5.0%
Comcast Corp., Class A	4,208	163,775
DISH Network Corp., Class A(1)	246	15,439
Liberty Media Corp-Liberty Formula One, Class C(1)	409	14,978
Sirius XM Holdings, Inc.	4,752	25,994
Walt Disney Co. (The)	457	48,556
		268,742
Multiline Retail — 1.0%
Dollar Tree, Inc.(1)	773	54,048
Oil, Gas and Consumable Fuels — 0.4%
Concho Resources, Inc.(1)	159	19,323
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	563	54,037
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co.	391	21,787
Johnson & Johnson	408	53,974
		75,761
Road and Rail — 1.4%
Union Pacific Corp.	699	76,128
Semiconductors and Semiconductor Equipment — 4.5%
Applied Materials, Inc.	1,762	72,788
ASML Holding NV	403	52,519
Broadcom Ltd.	308	71,779
Marvell Technology Group Ltd.	610	10,077
Maxim Integrated Products, Inc.	771	34,618
		241,781
Software — 9.4%
Activision Blizzard, Inc.	1,585	91,249
Electronic Arts, Inc.(1)	417	44,085
Microsoft Corp.	2,437	167,982
Oracle Corp. (New York)	842	42,218
salesforce.com, Inc.(1)	750	64,950
Splunk, Inc.(1)	688	39,140
Symantec Corp.	796	22,487
VMware, Inc., Class A(1)	327	28,590
		500,701
Specialty Retail — 3.2%
Home Depot, Inc. (The)	207	31,754
O'Reilly Automotive, Inc.(1)	291	63,653
Ross Stores, Inc.	401	23,150
TJX Cos., Inc. (The)	736	53,117
		171,674
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.	1,670	240,513
Textiles, Apparel and Luxury Goods — 0.7%
Coach, Inc.	740	35,032
Tobacco — 2.2%
Altria Group, Inc.	925	68,885

6

	Shares	Value
Philip Morris International, Inc.	406	$47,684
		116,569
TOTAL COMMON STOCKS (Cost $3,861,907)		5,332,878
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $2,622), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $2,560)		2,560
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,827	3,827
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,387)		6,387
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,868,294)		5,339,265
OTHER ASSETS AND LIABILITIES — 0.1%		5,324
TOTAL NET ASSETS — 100.0%		$5,344,589

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,072	USD	2,376	UBS AG	9/29/17	$1
USD	43,541	EUR	38,760	UBS AG	9/29/17	(930)
USD	2,514	EUR	2,209	UBS AG	9/29/17	(20)
						$(949)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,868,294)	$5,339,265
Receivable for investments sold	44,578
Unrealized appreciation on forward foreign currency exchange contracts	1
Dividends and interest receivable	2,962
5,386,806

Liabilities
Payable for investments purchased	36,452
Payable for capital shares redeemed	383
Unrealized depreciation on forward foreign currency exchange contracts	950
Accrued management fees	3,352
Distribution fees payable	1,080
42,217

Net Assets	$5,344,589

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,646,561
Undistributed net investment income	8,022
Undistributed net realized gain	219,984
Net unrealized appreciation	1,470,022
$5,344,589

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$221,282	15,223	$14.54
Class II, $0.01 Par Value	$5,123,307	352,760	$14.52

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $45)	$34,018
Interest	113
34,131

Expenses:
Management fees	24,250
Distribution fees - Class II	6,446
Directors' fees and expenses	77
Other expenses	26
30,799
Fees waived(1)	(4,293)
26,506

Net investment income (loss)	7,625

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	267,742
Foreign currency transactions	(1,871)
265,871

Change in net unrealized appreciation (depreciation) on:
Investments	512,204
Translation of assets and liabilities in foreign currencies	(413)
511,791

Net realized and unrealized gain (loss)	777,662

Net Increase (Decrease) in Net Assets Resulting from Operations	$785,287

(1)	Amount consists of $168 and $4,125 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2016
Increase (Decrease) in Net Assets	June 30, 2017	December 31, 2016
Operations
Net investment income (loss)	$7,625	$34,481
Net realized gain (loss)	265,871	233,368
Change in net unrealized appreciation (depreciation)	511,791	8,508
Net increase (decrease) in net assets resulting from operations	785,287	276,357

Distributions to Shareholders
From net investment income:
Class I	(1,739)	—
Class II	(35,505)	—
From net realized gains:
Class I	(9,522)	(614)
Class II	(237,057)	(20,085)
Decrease in net assets from distributions	(283,823)	(20,699)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(366,501)	(505,209)

Net increase (decrease) in net assets	134,963	(249,551)

Net Assets
Beginning of period	5,209,626	5,459,177
End of period	$5,344,589	$5,209,626

Undistributed net investment income	$8,022	$37,641

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2017 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively. From January 1, 2017 through July 31, 2017, the investment advisor agreed to waive 0.16% of the fund’s management fee. Effective August 1, 2017, the investment advisor agreed to increase the amount of the waiver from 0.16% to 0.18% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee after waiver for each class for the period ended June 30, 2017 was 0.84% and 0.74% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $106,145 and $47,086, respectively. The effect of interfund transactions on the Statement of Operations was $904 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2017 were $1,586,080 and $2,214,809, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2017		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	818	$11,261	50	$614
Class II/Shares Authorized	50,000,000		50,000,000
Sold	10,508	152,243	99,772	1,217,416
Issued in reinvestment of distributions	19,808	272,562	1,615	20,085
Redeemed	(56,234)	(802,567)	(136,084)	(1,743,324)
	(25,918)	(377,762)	(34,697)	(505,823)
Net increase (decrease)	(25,100)	$(366,501)	(34,647)	$(505,209)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,280,359	$52,519	—
Temporary Cash Investments	3,827	2,560	—
	$5,284,186	$55,079	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$950	—

14

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $37,102.

The value of foreign currency risk derivative instruments as of June 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $1 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $950 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,880) in net realized gain (loss) on foreign currency transactions and $(413) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,903,592
Gross tax appreciation of investments	$1,449,111
Gross tax depreciation of investments	(13,438)
Net tax appreciation (depreciation) of investments	$1,435,673

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2017(3)	$13.27	0.03	2.02	2.05	(0.12)	(0.66)	(0.78)	$14.54	15.80%	0.84%(4)	1.00%(4)	0.43%(4)	0.27%(4)	30%	$221
2016	$12.76	0.09	0.46	0.55	—	(0.04)	(0.04)	$13.27	4.35%	0.85%	1.01%	0.76%	0.60%	69%	$191
2015	$13.00	0.05	0.56	0.61	(0.06)	(0.79)	(0.85)	$12.76	4.71%	0.85%	1.00%	0.44%	0.29%	69%	$183
2014	$13.25	0.05	1.43	1.48	(0.05)	(1.68)	(1.73)	$13.00	11.24%	0.93%	1.00%	0.37%	0.30%	128%	$748
2013	$10.31	0.06	2.94	3.00	(0.05)	(0.01)	(0.06)	$13.25	29.11%	1.01%	1.01%	0.49%	0.49%	122%	$672
2012	$9.12	0.07	1.17	1.24	(0.05)	—	(0.05)	$10.31	13.66%	1.01%	1.01%	0.73%	0.73%	78%	$521
Class II
2017(3)	$13.25	0.02	2.01	2.03	(0.10)	(0.66)	(0.76)	$14.52	15.64%	0.99%(4)	1.15%(4)	0.28%(4)	0.12%(4)	30%	$5,123
2016	$12.76	0.08	0.45	0.53	—	(0.04)	(0.04)	$13.25	4.20%	1.00%	1.16%	0.61%	0.45%	69%	$5,018
2015	$13.00	0.04	0.55	0.59	(0.04)	(0.79)	(0.83)	$12.76	4.55%	1.00%	1.15%	0.29%	0.14%	69%	$5,276
2014	$13.25	0.03	1.43	1.46	(0.03)	(1.68)	(1.71)	$13.00	11.07%	1.08%	1.15%	0.22%	0.15%	128%	$5,468
2013	$10.31	0.04	2.94	2.98	(0.03)	(0.01)	(0.04)	$13.25	28.92%	1.16%	1.16%	0.34%	0.34%	122%	$4,980
2012	$9.12	0.06	1.17	1.23	(0.04)	—	(0.04)	$10.31	13.49%	1.16%	1.16%	0.58%	0.58%	78%	$1,318

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2017 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In

18

connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and

19

evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers and accepted the Advisor's explanation of such factors. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.18% (e.g., the Class I unified fee will be reduced from 1.00% to 0.82%) for at

20

least one year, beginning August 1, 2017. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92984 1708

Semiannual Report

June 30, 2017

VP Income & Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2017
Top Ten Holdings	% of net assets
Apple, Inc.	3.9%
Alphabet, Inc.*	3.5%
Microsoft Corp.	3.2%
Johnson & Johnson	2.5%
AT&T, Inc.	1.9%
Exxon Mobil Corp.	1.9%
Pfizer, Inc.	1.8%
Merck & Co., Inc.	1.7%
Verizon Communications, Inc.	1.6%
Amgen, Inc.	1.6%
* Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Pharmaceuticals	6.5%
Semiconductors and Semiconductor Equipment	5.8%
Software	5.6%
Technology Hardware, Storage and Peripherals	4.7%
Biotechnology	4.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.1%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1) 1/1/17 - 6/30/17	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,071.70	$3.60	0.70%
Class II	$1,000	$1,070.40	$4.88	0.95%
Hypothetical
Class I	$1,000	$1,021.32	$3.51	0.70%
Class II	$1,000	$1,020.08	$4.76	0.95%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.8%
Boeing Co. (The)	28,009	$5,538,780
United Technologies Corp.	41,669	5,088,201
		10,626,981
Auto Components — 0.8%
BorgWarner, Inc.	6,656	281,948
Magna International, Inc.	54,863	2,541,803
		2,823,751
Automobiles — 1.0%
Ford Motor Co.	322,898	3,613,229
Banks — 3.8%
Bank of America Corp.	45,542	1,104,849
Citigroup, Inc.	2,701	180,643
East West Bancorp, Inc.	52,945	3,101,518
JPMorgan Chase & Co.	29,589	2,704,435
U.S. Bancorp	87,368	4,536,146
Valley National Bancorp	121,017	1,429,211
Wells Fargo & Co.	24,940	1,381,925
		14,438,727
Beverages†
Coca-Cola Co. (The)	1,765	79,160
Biotechnology — 4.4%
AbbVie, Inc.	68,902	4,996,084
Amgen, Inc.	34,754	5,985,682
Celgene Corp.(1)	6,782	880,778
Gilead Sciences, Inc.	68,095	4,819,764
		16,682,308
Capital Markets — 1.6%
Affiliated Managers Group, Inc.	3,575	592,950
Franklin Resources, Inc.	35,722	1,599,988
Goldman Sachs Group, Inc. (The)	4,137	918,000
Thomson Reuters Corp.	64,990	3,008,387
		6,119,325
Chemicals — 2.8%
Air Products & Chemicals, Inc.	25,093	3,589,805
Cabot Corp.	40,529	2,165,465
Eastman Chemical Co.	45,364	3,810,122
Monsanto Co.	9,037	1,069,619
		10,635,011
Commercial Services and Supplies — 0.9%
Waste Management, Inc.	46,380	3,401,973
Communications Equipment — 1.7%
Cisco Systems, Inc.	180,701	5,655,941
F5 Networks, Inc.(1)	5,748	730,341
		6,386,282

4

	Shares	Value
Containers and Packaging — 0.3%
WestRock Co.	20,925	$1,185,611
Diversified Consumer Services — 0.5%
H&R Block, Inc.	61,657	1,905,818
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	14,435	2,444,856
Leucadia National Corp.	11,258	294,509
		2,739,365
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	192,039	7,245,631
Verizon Communications, Inc.	135,066	6,032,048
		13,277,679
Electric Utilities — 1.0%
ALLETE, Inc.	2,663	190,884
PPL Corp.	96,859	3,744,569
		3,935,453
Electrical Equipment — 0.8%
Emerson Electric Co.	46,709	2,784,791
Rockwell Automation, Inc.	1,214	196,619
		2,981,410
Electronic Equipment, Instruments and Components — 1.6%
Corning, Inc.	71,573	2,150,769
TE Connectivity Ltd.	51,534	4,054,695
		6,205,464
Energy Equipment and Services — 2.5%
Baker Hughes, Inc.	63,921	3,484,334
Helmerich & Payne, Inc.	28,863	1,568,415
Schlumberger Ltd.	66,466	4,376,122
		9,428,871
Equity Real Estate Investment Trusts (REITs) — 3.8%
CBL & Associates Properties, Inc.	34,620	291,847
Hospitality Properties Trust	27,249	794,308
Lexington Realty Trust	145,295	1,439,873
Omega Healthcare Investors, Inc.	93,682	3,093,380
Select Income REIT	115,132	2,766,622
Senior Housing Properties Trust	57,474	1,174,769
Washington Prime Group, Inc.	173,932	1,455,811
WP Carey, Inc.	49,120	3,242,411
		14,259,021
Food and Staples Retailing — 3.0%
CVS Health Corp.	55,782	4,488,220
Wal-Mart Stores, Inc.	61,934	4,687,165
Walgreens Boots Alliance, Inc.	26,999	2,114,292
		11,289,677
Food Products — 0.9%
Tyson Foods, Inc., Class A	51,524	3,226,948
Gas Utilities — 0.2%
National Fuel Gas Co.	13,058	729,159
Health Care Equipment and Supplies — 2.8%
Becton Dickinson and Co.	21,234	4,142,966
Medtronic plc	65,830	5,842,412

5

	Shares	Value
Zimmer Biomet Holdings, Inc.	4,532	$581,909
		10,567,287
Health Care Providers and Services — 2.5%
Anthem, Inc.	22,184	4,173,476
Cigna Corp.	11,298	1,891,172
UnitedHealth Group, Inc.	17,839	3,307,708
		9,372,356
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	27,133	1,663,524
Hotels, Restaurants and Leisure — 3.1%
Carnival Corp.	53,716	3,522,158
Darden Restaurants, Inc.	35,555	3,215,594
Las Vegas Sands Corp.	49,028	3,132,399
Wyndham Worldwide Corp.	19,759	1,984,001
		11,854,152
Household Durables — 0.8%
Garmin Ltd.	61,240	3,125,077
Household Products — 1.2%
Kimberly-Clark Corp.	27,832	3,593,390
Procter & Gamble Co. (The)	11,130	969,979
		4,563,369
Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	2,202	210,071
General Electric Co.	53,510	1,445,305
Honeywell International, Inc.	17,626	2,349,369
		4,004,745
Insurance — 2.5%
Allstate Corp. (The)	25,905	2,291,038
Everest Re Group Ltd.	11,940	3,039,805
Old Republic International Corp.	41,428	809,089
Travelers Cos., Inc. (The)	27,494	3,478,816
		9,618,748
Internet and Direct Marketing Retail — 1.2%
Amazon.com, Inc.(1)	4,759	4,606,712
Internet Software and Services — 4.3%
Alphabet, Inc., Class A(1)	12,165	11,309,557
Alphabet, Inc., Class C(1)	2,177	1,978,305
Facebook, Inc., Class A(1)	18,832	2,843,256
		16,131,118
IT Services — 2.2%
Fidelity National Information Services, Inc.	9,430	805,322
International Business Machines Corp.	34,375	5,287,906
Western Union Co. (The)	124,269	2,367,325
		8,460,553
Machinery — 2.7%
Cummins, Inc.	26,168	4,244,973
Parker-Hannifin Corp.	19,374	3,096,353
Stanley Black & Decker, Inc.	13,609	1,915,194
Timken Co. (The)	18,436	852,665
		10,109,185

6

	Shares	Value
Media — 0.7%
Comcast Corp., Class A	1,350	$52,542
Omnicom Group, Inc.	16,444	1,363,208
Time Warner, Inc.	10,288	1,033,018
		2,448,768
Metals and Mining — 0.8%
Nucor Corp.	53,622	3,103,105
Worthington Industries, Inc.	1,746	87,684
		3,190,789
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Chimera Investment Corp.	18,203	339,122
Two Harbors Investment Corp.	202,829	2,010,035
		2,349,157
Multiline Retail — 2.3%
Kohl's Corp.	57,803	2,235,242
Nordstrom, Inc.	68,808	3,291,087
Target Corp.	62,093	3,246,843
		8,773,172
Oil, Gas and Consumable Fuels — 4.2%
Apache Corp.	11,527	552,489
Chevron Corp.	7,001	730,414
Exxon Mobil Corp.	88,976	7,183,032
HollyFrontier Corp.	71,616	1,967,292
Kinder Morgan, Inc.	169,193	3,241,738
Valero Energy Corp.	33,487	2,259,033
		15,933,998
Pharmaceuticals — 6.5%
Eli Lilly & Co.	21,305	1,753,402
Johnson & Johnson	71,094	9,405,025
Merck & Co., Inc.	101,834	6,526,541
Pfizer, Inc.	207,717	6,977,214
		24,662,182
Road and Rail — 1.2%
Union Pacific Corp.	42,162	4,591,863
Semiconductors and Semiconductor Equipment — 5.8%
Analog Devices, Inc.	27,418	2,133,120
Applied Materials, Inc.	97,289	4,019,009
Intel Corp.	176,916	5,969,146
KLA-Tencor Corp.	9,948	910,341
Maxim Integrated Products, Inc.	12,924	580,288
QUALCOMM, Inc.	75,664	4,178,166
Texas Instruments, Inc.	52,756	4,058,519
		21,848,589
Software — 5.6%
Activision Blizzard, Inc.	29,483	1,697,336
CA, Inc.	95,328	3,285,956
Microsoft Corp.	176,561	12,170,350
Oracle Corp. (New York)	79,778	4,000,069
		21,153,711
Specialty Retail — 2.5%
American Eagle Outfitters, Inc.	166,827	2,010,265

7

	Shares	Value
Best Buy Co., Inc.	58,337	$3,344,460
Lowe's Cos., Inc.	50,729	3,933,020
		9,287,745
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.	101,959	14,684,135
HP, Inc.	52,236	913,085
Seagate Technology plc	59,765	2,315,894
		17,913,114
Thrifts and Mortgage Finance — 0.7%
New York Community Bancorp, Inc.	206,655	2,713,380
Tobacco — 0.1%
Philip Morris International, Inc.	2,396	281,410
TOTAL COMMON STOCKS (Cost $299,363,264)		375,195,927
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $1,201,003), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $1,172,309)		1,172,223
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $1,773,167), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $1,737,049)		1,737,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,936	15,936
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,925,159)		2,925,159
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $302,288,423)		378,121,086
OTHER ASSETS AND LIABILITIES — 0.1%		312,841
TOTAL NET ASSETS — 100.0%		$378,433,927

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $302,288,423)	$378,121,086
Cash	10,931
Receivable for capital shares sold	54,425
Dividends and interest receivable	541,013
378,727,455

Liabilities
Payable for capital shares redeemed	68,490
Accrued management fees	220,225
Distribution fees payable	4,813
293,528

Net Assets	$378,433,927

Net Assets Consist of:
Capital (par value and paid-in surplus)	$286,341,197
Undistributed net investment income	310,484
Undistributed net realized gain	15,949,583
Net unrealized appreciation	75,832,663
$378,433,927

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$355,463,962	36,826,790	$9.65
Class II, $0.01 Par Value	$22,969,965	2,378,974	$9.66

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,453)	$5,512,596
Interest	4,230
5,516,826

Expenses:
Management fees	1,343,081
Distribution fees - Class II	29,645
Directors' fees and expenses	5,543
Other expenses	56
1,378,325

Net investment income (loss)	4,138,501

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	18,402,779
Change in net unrealized appreciation (depreciation) on investments	4,399,427

Net realized and unrealized gain (loss)	22,802,206

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,940,707

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2016
Increase (Decrease) in Net Assets	June 30, 2017	December 31, 2016
Operations
Net investment income (loss)	$4,138,501	$8,718,347
Net realized gain (loss)	18,402,779	9,159,139
Change in net unrealized appreciation (depreciation)	4,399,427	29,182,907
Net increase (decrease) in net assets resulting from operations	26,940,707	47,060,393

Distributions to Shareholders
From net investment income:
Class I	(3,823,193)	(8,297,569)
Class II	(220,851)	(422,859)
From net realized gains:
Class I	(8,557,140)	(6,606,145)
Class II	(565,498)	(336,000)
Decrease in net assets from distributions	(13,166,682)	(15,662,573)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(17,451,212)	(15,849,878)

Net increase (decrease) in net assets	(3,677,187)	15,547,942

Net Assets
Beginning of period	382,111,114	366,563,172
End of period	$378,433,927	$382,111,114

Undistributed net investment income	$310,484	$216,027

See Notes to Financial Statements.

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Notes to Financial Statements

JUNE 30, 2017 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth by investing in common stocks. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century

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Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The annual management fee schedule ranges from 0.65% to 0.70%. The effective annual management fee for each class for the period ended June 30, 2017 was 0.70%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,652,368 and $2,589,970, respectively. The effect of interfund transactions on the Statement of Operations was $8,098 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2017 were $140,004,606 and $166,173,637, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2017		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	950,910	$9,161,839	3,094,078	$27,090,177
Issued in reinvestment of distributions	1,295,551	12,380,333	1,712,530	14,903,714
Redeemed	(3,896,068)	(37,607,911)	(7,090,630)	(62,319,983)
	(1,649,607)	(16,065,739)	(2,284,022)	(20,326,092)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	165,283	1,595,226	1,215,900	10,853,376
Issued in reinvestment of distributions	82,303	786,349	87,018	758,859
Redeemed	(390,390)	(3,767,048)	(813,712)	(7,136,021)
	(142,804)	(1,385,473)	489,206	4,476,214
Net increase (decrease)	(1,792,411)	$(17,451,212)	(1,794,816)	$(15,849,878)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$375,195,927	—	—
Temporary Cash Investments	15,936	$2,909,223	—
	$375,211,863	$2,909,223	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$304,446,696
Gross tax appreciation of investments	$83,532,503
Gross tax depreciation of investments	(9,858,113)
Net tax appreciation (depreciation) of investments	$73,674,390

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2017(3)	$9.32	0.10	0.56	0.66	(0.10)	(0.23)	(0.33)	$9.65	7.17%	0.70%(4)	2.17%(4)	37%	$355,464
2016	$8.57	0.21	0.91	1.12	(0.21)	(0.16)	(0.37)	$9.32	13.48%	0.70%	2.38%	78%	$358,600
2015	$10.11	0.19	(0.71)	(0.52)	(0.19)	(0.83)	(1.02)	$8.57	(5.62)%	0.70%	2.14%	88%	$349,147
2014	$9.17	0.20	0.94	1.14	(0.20)	—	(0.20)	$10.11	12.50%	0.70%	2.13%	77%	$342,075
2013	$6.90	0.18	2.27	2.45	(0.18)	—	(0.18)	$9.17	35.82%	0.70%	2.28%	73%	$271,368
2012	$6.14	0.14	0.76	0.90	(0.14)	—	(0.14)	$6.90	14.74%	0.70%	2.08%	66%	$221,515
Class II
2017(3)	$9.32	0.09	0.57	0.66	(0.09)	(0.23)	(0.32)	$9.66	7.04%	0.95%(4)	1.92%(4)	37%	$22,970
2016	$8.57	0.18	0.92	1.10	(0.19)	(0.16)	(0.35)	$9.32	13.20%	0.95%	2.13%	78%	$23,511
2015	$10.11	0.17	(0.71)	(0.54)	(0.17)	(0.83)	(1.00)	$8.57	(5.95)%	0.95%	1.89%	88%	$17,417
2014	$9.17	0.18	0.93	1.11	(0.17)	—	(0.17)	$10.11	12.33%	0.95%	1.88%	77%	$21,038
2013	$6.90	0.17	2.26	2.43	(0.16)	—	(0.16)	$9.17	35.48%	0.95%	2.03%	73%	$19,095
2012	$6.14	0.12	0.77	0.89	(0.13)	—	(0.13)	$6.90	14.46%	0.95%	1.83%	66%	$13,960

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2017 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In

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connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The

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Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that

21

impacted the level of the fee in relation to its peers and accepted the Advisor's explanation of such factors. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92975 1708

Semiannual Report

June 30, 2017

VP International Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2017
Top Ten Holdings	% of net assets
Roche Holding AG	2.6%
Unilever NV CVA	2.2%
Kering	2.1%
British American Tobacco plc	2.1%
AIA Group Ltd.	2.1%
Alibaba Group Holding Ltd. ADR	2.1%
Tencent Holdings Ltd.	2.0%
adidas AG	1.9%
Industria de Diseno Textil SA	1.7%
CRH plc	1.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.2%

Investments by Country	% of net assets
United Kingdom	20.3%
Japan	14.8%
France	11.1%
Germany	8.8%
Switzerland	6.2%
Netherlands	4.2%
China	4.1%
Spain	3.3%
Denmark	3.3%
Ireland	3.1%
Sweden	2.7%
Australia	2.6%
Hong Kong	2.6%
Other Countries	12.1%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1) 1/1/17 - 6/30/17	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,165.60	$6.12	1.14%
Class II	$1,000	$1,164.00	$6.92	1.29%
Hypothetical
Class I	$1,000	$1,019.14	$5.71	1.14%
Class II	$1,000	$1,018.40	$6.46	1.29%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Australia — 2.6%
CSL Ltd.	27,340	$2,900,497
Treasury Wine Estates Ltd.	283,610	2,868,651
		5,769,148
Austria — 1.3%
Erste Group Bank AG	74,913	2,868,461
Belgium — 1.4%
KBC Group NV	40,070	3,039,316
Brazil — 0.4%
Itau Unibanco Holding SA Preference Shares	88,000	976,184
Canada — 0.7%
Dollarama, Inc.	15,260	1,458,102
China — 4.1%
Alibaba Group Holding Ltd. ADR(1)	32,390	4,563,751
Tencent Holdings Ltd.	123,000	4,398,568
		8,962,319
Denmark — 3.3%
AP Moller - Maersk A/S, B Shares	1,080	2,171,496
Chr Hansen Holding A/S	25,710	1,869,897
DSV A/S	49,730	3,055,443
		7,096,836
France — 11.1%
Accor SA	46,720	2,190,212
Arkema SA	21,660	2,311,361
BNP Paribas SA	45,730	3,293,656
Criteo SA ADR(1)	19,350	949,117
Essilor International SA	16,452	2,093,278
Kering	13,610	4,635,417
L'Oreal SA	12,320	2,566,602
Publicis Groupe SA	26,380	1,967,784
TOTAL SA	48,615	2,403,426
Valeo SA	25,826	1,740,037
		24,150,890
Germany — 8.8%
adidas AG	22,100	4,234,263
Deutsche Boerse AG	19,270	2,034,092
Fresenius Medical Care AG & Co. KGaA	22,660	2,178,413
HeidelbergCement AG	30,380	2,937,229
Infineon Technologies AG	69,420	1,465,639
SAP SE	33,700	3,519,951
Zalando SE(1)	61,982	2,832,417
		19,202,004
Hong Kong — 2.6%
AIA Group Ltd.	632,400	4,621,025
Sands China Ltd.	235,600	1,078,803
		5,699,828

4

	Shares	Value
India — 1.7%
HDFC Bank Ltd.	61,160	$1,573,815
Tata Motors Ltd.	331,940	2,221,321
		3,795,136
Indonesia — 1.9%
Astra International Tbk PT	3,095,500	2,069,501
Bank Mandiri Persero Tbk PT	2,278,000	2,173,734
		4,243,235
Ireland — 3.1%
CRH plc	104,400	3,693,472
Ryanair Holdings plc ADR(1)	29,217	3,144,042
		6,837,514
Italy — 1.0%
UniCredit SpA(1)	116,972	2,184,352
Japan — 14.8%
Calbee, Inc.	65,300	2,563,232
CyberAgent, Inc.	37,700	1,168,122
Daikin Industries Ltd.	24,200	2,467,873
Daito Trust Construction Co. Ltd.	7,600	1,182,147
FANUC Corp.	6,800	1,309,215
Keyence Corp.	6,100	2,675,919
Komatsu Ltd.	101,400	2,573,428
MonotaRO Co. Ltd.	57,300	1,844,196
Nitori Holdings Co. Ltd.	16,100	2,152,870
ORIX Corp.	119,000	1,840,942
Pola Orbis Holdings, Inc.	39,800	1,048,123
Rakuten, Inc.	195,600	2,299,028
Rohm Co. Ltd.	18,100	1,388,780
Ryohin Keikaku Co. Ltd.	6,200	1,547,313
Shin-Etsu Chemical Co. Ltd.	21,800	1,974,065
Start Today Co. Ltd.	112,300	2,760,698
Sysmex Corp.	26,000	1,551,100
		32,347,051
Mexico — 0.6%
Grupo Financiero Banorte SAB de CV	195,950	1,243,262
Netherlands — 4.2%
ASML Holding NV	20,340	2,650,694
Heineken NV	17,180	1,670,432
Unilever NV CVA	88,630	4,891,372
		9,212,498
Norway — 0.6%
DNB ASA	81,920	1,393,339
Portugal — 1.1%
Jeronimo Martins SGPS SA	117,642	2,296,294
Russia — 0.6%
Yandex NV, A Shares(1)	48,560	1,274,214
Spain — 3.3%
Amadeus IT Group SA, A Shares	39,820	2,380,899
CaixaBank SA	214,890	1,025,925
Industria de Diseno Textil SA	98,010	3,762,373
		7,169,197

5

	Shares	Value
Sweden — 2.7%
Hexagon AB, B Shares	50,690	$2,409,741
Lundin Petroleum AB(1)	102,290	1,968,166
Sandvik AB	100,690	1,583,609
		5,961,516
Switzerland — 6.2%
Cie Financiere Richemont SA	18,720	1,542,267
Julius Baer Group Ltd.	52,810	2,778,459
Lonza Group AG	15,980	3,454,640
Roche Holding AG	22,299	5,678,815
		13,454,181
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	269,000	1,843,738
United Kingdom — 20.3%
Ashtead Group plc	73,974	1,530,960
ASOS plc(1)	26,352	1,973,181
Associated British Foods plc	52,360	2,002,242
Aviva plc	419,616	2,874,741
British American Tobacco plc	67,880	4,627,394
Bunzl plc	57,520	1,714,099
Carnival plc	28,210	1,866,499
Compass Group plc	99,923	2,108,345
HSBC Holdings plc (Hong Kong)	249,200	2,318,859
London Stock Exchange Group plc	74,760	3,550,152
Reckitt Benckiser Group plc	17,490	1,773,183
RELX plc	99,200	2,144,770
Rio Tinto plc	60,217	2,542,688
Royal Dutch Shell plc, A Shares	78,005	2,070,085
St. James's Place plc	140,042	2,155,940
Tullow Oil plc(1)	571,883	1,122,487
Weir Group plc (The)	102,430	2,309,326
Wolseley plc	43,820	2,689,867
Worldpay Group plc	698,983	2,865,908
		44,240,726
TOTAL COMMON STOCKS (Cost $181,858,697)		216,719,341
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $517,043), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $504,691)		504,653
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $764,520), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $748,021)		748,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,656	6,656
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,259,309)		1,259,309
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $183,118,006)		217,978,650
OTHER ASSETS AND LIABILITIES — 0.2%		523,577
TOTAL NET ASSETS — 100.0%		$218,502,227

6

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.9%
Financials	19.1%
Information Technology	14.7%
Industrials	13.1%
Consumer Staples	12.1%
Health Care	8.2%
Materials	7.2%
Energy	3.4%
Real Estate	0.5%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $183,118,006)	$217,978,650
Foreign currency holdings, at value (cost of $154,091)	154,267
Receivable for investments sold	1,581,504
Receivable for capital shares sold	53,220
Dividends and interest receivable	1,242,622
Other assets	12,516
221,022,779

Liabilities
Payable for investments purchased	2,161,949
Payable for capital shares redeemed	134,669
Accrued management fees	198,531
Distribution fees payable	8,947
Accrued foreign taxes	16,456
2,520,552

Net Assets	$218,502,227

Net Assets Consist of:
Capital (par value and paid-in surplus)	$183,798,962
Undistributed net investment income	365,456
Accumulated net realized loss	(604,421)
Net unrealized appreciation	34,942,230
$218,502,227

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$175,278,055	16,199,689	$10.82
Class II, $0.01 Par Value	$43,224,172	3,998,149	$10.81

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $273,862)	$3,002,254
Interest	2,248
3,004,502

Expenses:
Management fees	1,378,671
Distribution fees - Class II	51,334
Directors' fees and expenses	2,973
Other expenses	4,419
1,437,397
Fees waived(1)	(218,420)
1,218,977

Net investment income (loss)	1,785,525

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,470,858
Foreign currency transactions	(23,413)
4,447,445

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(14,450))	25,609,554
Translation of assets and liabilities in foreign currencies	61,666
25,671,220

Net realized and unrealized gain (loss)	30,118,665

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,904,190

(1)	Amount consists of $175,299 and $43,121 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2016
Increase (Decrease) in Net Assets	June 30, 2017	December 31, 2016
Operations
Net investment income (loss)	$1,785,525	$1,768,924
Net realized gain (loss)	4,447,445	(971,443)
Change in net unrealized appreciation (depreciation)	25,671,220	(13,613,671)
Net increase (decrease) in net assets resulting from operations	31,904,190	(12,816,190)

Distributions to Shareholders
From net investment income:
Class I	(1,538,770)	(1,786,018)
Class II	(321,544)	(396,033)
Decrease in net assets from distributions	(1,860,314)	(2,182,051)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(10,955,500)	(16,991,843)

Net increase (decrease) in net assets	19,088,376	(31,990,084)

Net Assets
Beginning of period	199,413,851	231,403,935
End of period	$218,502,227	$199,413,851

Undistributed net investment income	$365,456	$440,245

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2017 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2017 through July 31, 2017, the investment advisor agreed to waive 0.21% of the fund’s management fee. Effective August 1, 2017, the investment advisor agreed to increase the amount of the waiver from 0.21% to 0.33% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Class I	1.00% to 1.50%	1.34%	1.13%
Class II	0.90% to 1.40%	1.24%	1.03%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $57,389 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2017 were $60,550,975 and $69,002,035, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2017		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		200,000,000
Sold	1,246,775	$12,664,754	2,510,736	$23,844,001
Issued in reinvestment of distributions	152,807	1,538,770	189,397	1,786,018
Redeemed	(2,346,130)	(23,696,169)	(3,882,064)	(36,627,329)
	(946,548)	(9,492,645)	(1,181,931)	(10,997,310)
Class II/Shares Authorized	100,000,000		100,000,000
Sold	112,939	1,151,625	257,370	2,449,533
Issued in reinvestment of distributions	31,963	321,544	41,997	396,033
Redeemed	(288,086)	(2,936,024)	(931,555)	(8,840,099)
	(143,184)	(1,462,855)	(632,188)	(5,994,533)
Net increase (decrease)	(1,089,732)	$(10,955,500)	(1,814,119)	$(16,991,843)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$9,931,124	$206,788,217	—
Temporary Cash Investments	6,656	1,252,653	—
	$9,937,780	$208,040,870	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$183,152,731
Gross tax appreciation of investments	$36,835,571
Gross tax depreciation of investments	(2,009,652)
Net tax appreciation (depreciation) of investments	$34,825,919

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2016, the fund had accumulated short-term capital losses of $(4,864,145), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(2,196,796) expire in 2017 and the remaining losses are unlimited.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2017(3)	$9.37	0.09	1.45	1.54	(0.09)	$10.82	16.56%	1.14%(4)	1.35%(4)	1.75%(4)	1.54%(4)	29%	$175,278
2016	$10.02	0.08	(0.63)	(0.55)	(0.10)	$9.37	(5.50)%	1.10%	1.37%	0.87%	0.60%	71%	$160,668
2015	$9.98	0.08	—(5)	0.08	(0.04)	$10.02	0.76%	1.03%	1.33%	0.79%	0.49%	59%	$183,648
2014	$10.74	0.09	(0.67)	(0.58)	(0.18)	$9.98	(5.51)%	1.03%	1.33%	0.84%	0.54%	77%	$210,511
2013	$8.93	0.10	1.87	1.97	(0.16)	$10.74	22.41%	1.07%	1.37%	1.01%	0.71%	87%	$213,085
2012	$7.43	0.11	1.46	1.57	(0.07)	$8.93	21.16%	1.29%	1.42%	1.33%	1.20%	80%	$193,260
Class II
2017(3)	$9.36	0.08	1.45	1.53	(0.08)	$10.81	16.40%	1.29%(4)	1.50%(4)	1.60%(4)	1.39%(4)	29%	$43,224
2016	$10.00	0.07	(0.62)	(0.55)	(0.09)	$9.36	(5.55)%	1.25%	1.52%	0.72%	0.45%	71%	$38,746
2015	$9.97	0.07	(0.02)	0.05	(0.02)	$10.00	0.51%	1.18%	1.48%	0.64%	0.34%	59%	$47,756
2014	$10.73	0.08	(0.68)	(0.60)	(0.16)	$9.97	(5.65)%	1.18%	1.48%	0.69%	0.39%	77%	$50,788
2013	$8.92	0.08	1.88	1.96	(0.15)	$10.73	22.25%	1.22%	1.52%	0.86%	0.56%	87%	$61,312
2012	$7.42	0.10	1.45	1.55	(0.05)	$8.92	21.01%	1.44%	1.57%	1.18%	1.05%	80%	$57,698

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2017 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In

18

connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods, and below its benchmark for the one- and three-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The

19

Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers and

20

accepted the Advisor's explanation of such factors. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.33% (e.g., the Class I unified fee will be reduced from 1.35% to 1.02%) for at least one year, beginning August 1, 2017. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92978 1708

Semiannual Report

June 30, 2017

VP Large Company Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2017
Top Ten Holdings	% of net assets
Schlumberger Ltd.	3.6%
Pfizer, Inc.	3.6%
General Electric Co.	3.3%
Johnson Controls International plc	2.9%
Wells Fargo & Co.	2.8%
Procter & Gamble Co. (The)	2.6%
TOTAL SA ADR	2.6%
U.S. Bancorp	2.5%
Chevron Corp.	2.5%
Cisco Systems, Inc.	2.3%

Top Five Industries	% of net assets
Banks	14.7%
Oil, Gas and Consumable Fuels	11.1%
Pharmaceuticals	10.2%
Capital Markets	5.0%
Energy Equipment and Services	4.6%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.1%
Foreign Common Stocks*	7.6%
Exchange-Traded Funds	1.3%
Total Equity Exposure	98.0%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	0.8%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1) 1/1/17 - 6/30/17	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,046.70	$4.01	0.79%
Class II	$1,000	$1,046.70	$4.77	0.94%
Hypothetical
Class I	$1,000	$1,020.88	$3.96	0.79%
Class II	$1,000	$1,020.13	$4.71	0.94%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.7%
Aerospace and Defense — 3.4%
Boeing Co. (The)	220	$43,505
Textron, Inc.	4,240	199,704
United Technologies Corp.	2,950	360,224
		603,433
Auto Components — 0.6%
Delphi Automotive plc	1,300	113,945
Automobiles — 0.5%
Honda Motor Co. Ltd. ADR	3,120	85,457
Banks — 14.7%
Bank of America Corp.	16,810	407,810
BB&T Corp.	8,280	375,995
JPMorgan Chase & Co.	3,290	300,706
M&T Bank Corp.	1,500	242,925
PNC Financial Services Group, Inc. (The)	2,710	338,398
U.S. Bancorp	8,640	448,589
Wells Fargo & Co.	9,190	509,218
		2,623,641
Biotechnology — 0.4%
AbbVie, Inc.	1,130	81,936
Building Products — 2.9%
Johnson Controls International plc	12,150	526,824
Capital Markets — 5.0%
Ameriprise Financial, Inc.	1,220	155,294
Bank of New York Mellon Corp. (The)	7,910	403,568
BlackRock, Inc.	110	46,465
Invesco Ltd.	8,170	287,502
		892,829
Chemicals — 1.0%
Dow Chemical Co. (The)	2,750	173,443
Communications Equipment — 2.3%
Cisco Systems, Inc.	13,040	408,152
Containers and Packaging — 0.5%
WestRock Co.	1,600	90,656
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	9,080	405,513
Electric Utilities — 3.2%
Edison International	2,370	185,310
PG&E Corp.	1,930	128,094
PPL Corp.	3,010	116,367
Xcel Energy, Inc.	3,300	151,404
		581,175
Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	2,840	223,451
Energy Equipment and Services — 4.6%
Baker Hughes, Inc.	3,260	177,703

4

	Shares	Value
Schlumberger Ltd.	9,890	$651,157
		828,860
Equity Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	960	118,099
Food and Staples Retailing — 3.8%
CVS Health Corp.	3,350	269,541
Wal-Mart Stores, Inc.	5,390	407,915
		677,456
Food Products — 1.9%
General Mills, Inc.	2,000	110,800
Mondelez International, Inc., Class A	5,240	226,316
		337,116
Health Care Equipment and Supplies — 4.6%
Abbott Laboratories	4,410	214,370
Medtronic plc	4,230	375,413
Zimmer Biomet Holdings, Inc.	1,800	231,120
		820,903
Health Care Providers and Services — 1.9%
Cigna Corp.	420	70,304
HCA Healthcare, Inc.(1)	1,880	163,936
McKesson Corp.	620	102,015
		336,255
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	1,280	83,930
Household Products — 2.6%
Procter & Gamble Co. (The)	5,430	473,224
Industrial Conglomerates — 3.3%
General Electric Co.	22,230	600,432
Insurance — 3.5%
Aflac, Inc.	1,740	135,163
Chubb Ltd.	2,490	361,996
MetLife, Inc.	2,420	132,955
		630,114
Leisure Products — 0.8%
Mattel, Inc.	6,560	141,237
Machinery — 0.6%
Ingersoll-Rand plc	1,190	108,754
Media — 0.6%
Time Warner, Inc.	1,160	116,476
Multiline Retail — 0.5%
Target Corp.	1,580	82,618
Oil, Gas and Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	4,330	196,322
Chevron Corp.	4,220	440,273
Exxon Mobil Corp.	1,720	138,856
Imperial Oil Ltd.	9,390	273,706
Occidental Petroleum Corp.	5,460	326,890
Royal Dutch Shell plc, Class B ADR	2,480	134,986
TOTAL SA ADR	9,408	466,543
		1,977,576

5

	Shares	Value
Personal Products — 0.5%
Unilever NV CVA	1,550	$85,542
Pharmaceuticals — 10.2%
Allergan plc	880	213,919
Johnson & Johnson	2,770	366,443
Merck & Co., Inc.	4,660	298,659
Pfizer, Inc.	19,060	640,226
Roche Holding AG	1,030	262,307
Teva Pharmaceutical Industries Ltd. ADR	1,400	46,508
		1,828,062
Road and Rail — 0.3%
Union Pacific Corp.	500	54,455
Semiconductors and Semiconductor Equipment — 2.8%
Applied Materials, Inc.	3,110	128,474
Intel Corp.	3,660	123,488
Lam Research Corp.	590	83,444
QUALCOMM, Inc.	2,860	157,929
		493,335
Software — 2.0%
Oracle Corp. (New York)	7,070	354,490
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	1,940	226,185
L Brands, Inc.	1,000	53,890
		280,075
Textiles, Apparel and Luxury Goods — 0.3%
Ralph Lauren Corp., Class A	650	47,970
TOTAL COMMON STOCKS (Cost $14,236,328)		17,287,434
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF (Cost $225,543)	1,990	231,696
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $91,656), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $89,467)		89,460
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $136,019), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $132,004)		132,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,373	2,373
TOTAL TEMPORARY CASH INVESTMENTS (Cost $223,833)		223,833
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $14,685,704)		17,742,963
OTHER ASSETS AND LIABILITIES — 0.8%		134,096
TOTAL NET ASSETS — 100.0%		$17,877,059

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	7,503	USD	5,784	Morgan Stanley	9/29/17	$10
USD	236,553	CAD	312,635	Morgan Stanley	9/29/17	(4,854)
CHF	5,165	USD	5,415	Credit Suisse AG	9/29/17	1
USD	229,345	CHF	221,326	Credit Suisse AG	9/29/17	(2,740)
USD	464,459	EUR	413,463	UBS AG	9/29/17	(9,917)
USD	114,213	GBP	89,496	Morgan Stanley	9/29/17	(2,659)
USD	73,387	JPY	8,158,451	Credit Suisse AG	9/29/17	578
						$(19,581)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $14,685,704)	$17,742,963
Receivable for investments sold	104,316
Receivable for capital shares sold	51,393
Unrealized appreciation on forward foreign currency exchange contracts	589
Dividends and interest receivable	32,900
17,932,161

Liabilities
Payable for investments purchased	21,655
Payable for capital shares redeemed	496
Unrealized depreciation on forward foreign currency exchange contracts	20,170
Accrued management fees	10,749
Distribution fees payable	2,032
55,102

Net Assets	$17,877,059

Net Assets Consist of:
Capital (par value and paid-in surplus)	$13,900,282
Undistributed net investment income	30,145
Undistributed net realized gain	908,915
Net unrealized appreciation	3,037,717
$17,877,059

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$7,842,614	523,793	$14.97
Class II, $0.01 Par Value	$10,034,445	660,584	$15.19

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,671)	$243,513
Interest	311
243,824

Expenses:
Management fees	82,503
Distribution fees - Class II	12,279
Directors' fees and expenses	286
Other expenses	103
95,171
Fees waived(1)	(10,684)
84,487

Net investment income (loss)	159,337

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,234,992
Foreign currency transactions	(44,786)
1,190,206

Change in net unrealized appreciation (depreciation) on:
Investments	(444,918)
Translation of assets and liabilities in foreign currencies	(13,808)
(458,726)

Net realized and unrealized gain (loss)	731,480

Net Increase (Decrease) in Net Assets Resulting from Operations	$890,817

(1)	Amount consists of $5,281 and $5,403 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2016
Increase (Decrease) in Net Assets	June 30, 2017	December 31, 2016
Operations
Net investment income (loss)	$159,337	$351,775
Net realized gain (loss)	1,190,206	1,084,106
Change in net unrealized appreciation (depreciation)	(458,726)	1,176,586
Net increase (decrease) in net assets resulting from operations	890,817	2,612,467

Distributions to Shareholders
From net investment income:
Class I	(99,152)	(198,522)
Class II	(91,215)	(175,520)
From net realized gains:
Class I	(569,790)	(536,170)
Class II	(517,100)	(514,466)
Decrease in net assets from distributions	(1,277,257)	(1,424,678)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,396,524)	963,487

Net increase (decrease) in net assets	(1,782,964)	2,151,276

Net Assets
Beginning of period	19,660,023	17,508,747
End of period	$17,877,059	$19,660,023

Undistributed net investment income	$30,145	$61,175

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2017 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

11

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The annual management fee schedule ranges from 0.70% to 0.90% for Class I and from 0.60% to 0.80% for Class II. During the period ended June 30, 2017, the investment advisor agreed to waive 0.11% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee before waiver for each class for the period ended June 30, 2017 was 0.90% and 0.80% for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the period ended June 30, 2017 was 0.79% and 0.69% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $83,049 and $198,512, respectively. The effect of interfund transactions on the Statement of Operations was $(7,917) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2017 were $5,662,900 and $8,406,661, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2017		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	81,662	$1,263,548	87,113	$1,228,987
Issued in reinvestment of distributions	44,893	668,942	53,925	734,692
Redeemed	(257,616)	(3,848,839)	(90,374)	(1,289,270)
	(131,061)	(1,916,349)	50,664	674,409
Class II/Shares Authorized	50,000,000		50,000,000
Sold	62,747	970,111	162,594	2,358,352
Issued in reinvestment of distributions	40,231	608,315	50,007	689,986
Redeemed	(68,506)	(1,058,601)	(191,644)	(2,759,260)
	34,472	519,825	20,957	289,078
Net increase (decrease)	(96,589)	$(1,396,524)	71,621	$963,487

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$16,665,879	$621,555	—
Exchange-Traded Funds	231,696	—	—
Temporary Cash Investments	2,373	221,460	—
	$16,899,948	$843,015	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$589	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$20,170	—

14

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,253,442.

The value of foreign currency risk derivative instruments as of June 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $589 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $20,170 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(44,345) in net realized gain (loss) on foreign currency transactions and $(14,373) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,955,199
Gross tax appreciation of investments	$3,167,990
Gross tax depreciation of investments	(380,226)
Net tax appreciation (depreciation) of investments	$2,787,764

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2017(3)	$15.25	0.13	0.58	0.71	(0.16)	(0.83)	(0.99)	$14.97	4.67%	0.79%(4)	0.90%(4)	1.72%(4)	1.61%(4)	29%	$7,843
2016	$14.39	0.29	1.75	2.04	(0.31)	(0.87)	(1.18)	$15.25	15.25%	0.79%	0.90%	2.03%	1.92%	77%	$9,984
2015	$15.23	0.22	(0.81)	(0.59)	(0.23)	(0.02)	(0.25)	$14.39	(3.89)%	0.80%	0.91%	1.43%	1.32%	63%	$8,693
2014	$13.69	0.21	1.54	1.75	(0.21)	—	(0.21)	$15.23	12.87%	0.80%	0.90%	1.47%	1.37%	70%	$7,547
2013	$10.58	0.20	3.10	3.30	(0.19)	—	(0.19)	$13.69	31.33%	0.86%	0.91%	1.64%	1.59%	61%	$6,795
2012	$9.26	0.19	1.32	1.51	(0.19)	—	(0.19)	$10.58	16.40%	0.90%	0.91%	1.89%	1.88%	65%	$4,997
Class II
2017(3)	$15.45	0.12	0.59	0.71	(0.14)	(0.83)	(0.97)	$15.19	4.67%	0.94%(4)	1.05%(4)	1.57%(4)	1.46%(4)	29%	$10,034
2016	$14.57	0.27	1.77	2.04	(0.29)	(0.87)	(1.16)	$15.45	15.02%	0.94%	1.05%	1.88%	1.77%	77%	$9,676
2015	$15.42	0.19	(0.81)	(0.62)	(0.21)	(0.02)	(0.23)	$14.57	(4.05)%	0.95%	1.06%	1.28%	1.17%	63%	$8,816
2014	$13.86	0.19	1.56	1.75	(0.19)	—	(0.19)	$15.42	12.77%	0.95%	1.05%	1.32%	1.22%	70%	$9,515
2013	$10.71	0.19	3.13	3.32	(0.17)	—	(0.17)	$13.86	31.04%	1.01%	1.06%	1.49%	1.44%	61%	$8,207
2012	$9.36	0.18	1.35	1.53	(0.18)	—	(0.18)	$10.71	16.37%	1.05%	1.06%	1.74%	1.73%	65%	$5,275

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2017 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In

18

connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was at its benchmark for the three-year period and below its benchmark for the one-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The

19

Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that

20

impacted the level of the fee in relation to its peers and accepted the Advisor's explanation of such factors. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.11% (e.g., the Class I unified fee will be reduced from 0.90% to 0.79%) for at least one year, beginning August 1, 2017. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92982 1708

Semiannual Report

June 30, 2017

VP Mid Cap Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2017
Top Ten Holdings	% of net assets
Northern Trust Corp.	3.2%
Johnson Controls International plc	3.0%
iShares Russell Mid-Cap Value ETF	2.5%
Zimmer Biomet Holdings, Inc.	2.2%
Weyerhaeuser Co.	2.1%
EQT Corp.	1.8%
Imperial Oil Ltd.	1.7%
Invesco Ltd.	1.7%
Conagra Brands, Inc.	1.6%
PG&E Corp.	1.5%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	9.4%
Capital Markets	7.8%
Banks	6.9%
Insurance	6.2%
Electric Utilities	6.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	95.2%
Exchange-Traded Funds	2.5%
Total Equity Exposure	97.7%
Temporary Cash Investments	3.2%
Other Assets and Liabilities	(0.9)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1) 1/1/17 - 6/30/17	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,040.90	$4.35	0.86%
Class II	$1,000	$1,039.60	$5.11	1.01%
Hypothetical
Class I	$1,000	$1,020.53	$4.31	0.86%
Class II	$1,000	$1,019.79	$5.06	1.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.2%
Aerospace and Defense — 1.2%
Textron, Inc.	341,875	$16,102,313
Auto Components — 0.8%
Delphi Automotive plc	115,189	10,096,316
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	471,416	12,912,084
Banks — 6.9%
Bank of Hawaii Corp.	77,793	6,454,485
BB&T Corp.	391,856	17,794,181
Comerica, Inc.	62,154	4,552,159
Commerce Bancshares, Inc.	231,611	13,162,453
M&T Bank Corp.	91,475	14,814,376
PNC Financial Services Group, Inc. (The)	93,402	11,663,108
SunTrust Banks, Inc.	113,839	6,456,948
UMB Financial Corp.	65,023	4,867,622
Westamerica Bancorporation	192,221	10,772,065
		90,537,397
Building Products — 3.0%
Johnson Controls International plc	890,326	38,604,535
Capital Markets — 7.8%
Ameriprise Financial, Inc.	141,516	18,013,572
Invesco Ltd.	614,226	21,614,613
Northern Trust Corp.	424,631	41,278,379
State Street Corp.	103,989	9,330,933
T. Rowe Price Group, Inc.	159,553	11,840,428
		102,077,925
Commercial Services and Supplies — 0.8%
Republic Services, Inc., Class A	167,220	10,656,931
Containers and Packaging — 3.0%
Bemis Co., Inc.	250,746	11,597,003
Graphic Packaging Holding Co.	47,194	650,333
Sonoco Products Co.	217,919	11,205,395
WestRock Co.	265,687	15,053,825
		38,506,556
Diversified Telecommunication Services — 1.2%
Level 3 Communications, Inc.(1)	261,848	15,527,586
Electric Utilities — 6.0%
Edison International	237,847	18,597,257
Eversource Energy	95,094	5,773,157
PG&E Corp.	292,565	19,417,539
Pinnacle West Capital Corp.	112,469	9,577,860
Westar Energy, Inc., Class A	106,029	5,621,657
Xcel Energy, Inc.	408,826	18,756,937
		77,744,407
Electrical Equipment — 2.6%
Emerson Electric Co.	196,341	11,705,850

4

	Shares	Value
Hubbell, Inc., Class B	143,677	$16,259,926
Rockwell Automation, Inc.	37,103	6,009,202
		33,974,978
Electronic Equipment, Instruments and Components — 2.3%
Keysight Technologies, Inc.(1)	426,778	16,614,467
TE Connectivity Ltd.	162,779	12,807,452
		29,421,919
Energy Equipment and Services — 3.6%
Baker Hughes, Inc.	349,659	19,059,912
Halliburton Co.	107,589	4,595,126
Helmerich & Payne, Inc.	150,858	8,197,624
National Oilwell Varco, Inc.	441,490	14,542,681
		46,395,343
Equity Real Estate Investment Trusts (REITs) — 5.0%
American Tower Corp.	90,227	11,938,837
Boston Properties, Inc.	22,559	2,775,208
Empire State Realty Trust, Inc.	249,499	5,182,094
MGM Growth Properties LLC, Class A	265,246	7,742,531
Piedmont Office Realty Trust, Inc., Class A	509,705	10,744,581
Weyerhaeuser Co.	803,588	26,920,198
		65,303,449
Food and Staples Retailing — 0.9%
Sysco Corp.	239,150	12,036,420
Food Products — 5.6%
Conagra Brands, Inc.	581,640	20,799,446
General Mills, Inc.	211,992	11,744,357
J.M. Smucker Co. (The)	58,077	6,872,251
Kellogg Co.	165,800	11,516,468
Lamb Weston Holdings, Inc.	89,594	3,945,720
Mondelez International, Inc., Class A	405,388	17,508,708
		72,386,950
Gas Utilities — 1.4%
Atmos Energy Corp.	99,716	8,271,442
Spire, Inc.	146,424	10,213,074
		18,484,516
Health Care Equipment and Supplies — 4.1%
Abbott Laboratories	152,863	7,430,670
Baxter International, Inc.	121,027	7,326,975
STERIS plc	117,802	9,600,863
Zimmer Biomet Holdings, Inc.	225,445	28,947,138
		53,305,646
Health Care Providers and Services — 5.6%
Cardinal Health, Inc.	159,509	12,428,941
Express Scripts Holding Co.(1)	176,802	11,287,040
HCA Healthcare, Inc.(1)	107,257	9,352,810
LifePoint Health, Inc.(1)	257,687	17,303,682
McKesson Corp.	59,968	9,867,135
Quest Diagnostics, Inc.	112,667	12,524,064
		72,763,672
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	160,574	10,528,837

5

	Shares	Value
Household Durables — 0.8%
PulteGroup, Inc.	428,192	$10,503,550
Industrial Conglomerates — 1.0%
Koninklijke Philips NV	355,699	12,632,701
Insurance — 6.2%
Aflac, Inc.	91,566	7,112,847
Arthur J Gallagher & Co.	146,561	8,390,617
Brown & Brown, Inc.	171,082	7,368,502
Chubb Ltd.	114,189	16,600,797
ProAssurance Corp.	103,212	6,275,290
Reinsurance Group of America, Inc., Class A	94,035	12,073,154
Torchmark Corp.	55,981	4,282,546
Travelers Cos., Inc. (The)	42,133	5,331,088
Unum Group	282,653	13,180,109
		80,614,950
Leisure Products — 0.6%
Mattel, Inc.	394,310	8,489,494
Machinery — 3.3%
Cummins, Inc.	70,304	11,404,715
Ingersoll-Rand plc	189,566	17,324,437
ITT, Inc.	37,570	1,509,563
PACCAR, Inc.	69,033	4,558,939
Parker-Hannifin Corp.	47,571	7,602,797
		42,400,451
Multi-Utilities — 1.3%
Ameren Corp.	169,764	9,280,998
NorthWestern Corp.	136,535	8,331,366
		17,612,364
Multiline Retail — 0.8%
Target Corp.	192,016	10,040,517
Oil, Gas and Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	286,114	12,972,409
Cimarex Energy Co.	36,353	3,417,546
Devon Energy Corp.	305,184	9,756,732
EQT Corp.	401,759	23,539,060
Imperial Oil Ltd.	755,097	22,010,076
Marathon Petroleum Corp.	249,980	13,081,453
Noble Energy, Inc.	582,733	16,491,344
Occidental Petroleum Corp.	270,764	16,210,641
Spectra Energy Partners LP	125,557	5,386,395
		122,865,656
Road and Rail — 1.1%
Heartland Express, Inc.	699,674	14,567,213
Semiconductors and Semiconductor Equipment — 4.7%
Applied Materials, Inc.	373,814	15,442,256
Lam Research Corp.	100,489	14,212,159
Maxim Integrated Products, Inc.	385,676	17,316,853
Teradyne, Inc.	463,898	13,930,857
		60,902,125
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	120,814	14,085,704

6

	Shares	Value
Textiles, Apparel and Luxury Goods — 0.4%
Ralph Lauren Corp., Class A	72,799	$5,372,566
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	795,963	11,310,634
TOTAL COMMON STOCKS (Cost $1,038,626,179)		1,238,765,705
EXCHANGE-TRADED FUNDS — 2.5%
iShares Russell Mid-Cap Value ETF (Cost $27,738,711)	394,208	33,148,951
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $17,028,821), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $16,621,982)		16,620,764
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $25,130,924), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $24,636,698)		24,636,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	295,636	295,636
TOTAL TEMPORARY CASH INVESTMENTS (Cost $41,552,400)		41,552,400
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $1,107,917,290)		1,313,467,056
OTHER ASSETS AND LIABILITIES — (0.9)%		(11,701,371)
TOTAL NET ASSETS — 100.0%		$1,301,765,685

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	592,546	USD	456,774	Morgan Stanley	9/29/17	$770
USD	18,682,584	CAD	24,691,501	Morgan Stanley	9/29/17	(383,358)
EUR	260,016	USD	298,790	UBS AG	9/29/17	(467)
EUR	229,782	USD	263,485	UBS AG	9/29/17	149
USD	11,151,924	EUR	9,927,470	UBS AG	9/29/17	(238,112)
USD	7,827,158	JPY	870,141,256	Credit Suisse AG	9/29/17	61,692
						$(559,326)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,107,917,290)	$1,313,467,056
Receivable for investments sold	9,664,321
Receivable for capital shares sold	868,282
Unrealized appreciation on forward foreign currency exchange contracts	62,611
Dividends and interest receivable	1,996,187
1,326,058,457

Liabilities
Payable for investments purchased	20,552,973
Payable for capital shares redeemed	2,089,075
Unrealized depreciation on forward foreign currency exchange contracts	621,937
Accrued management fees	848,457
Distribution fees payable	180,330
24,292,772

Net Assets	$1,301,765,685

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,071,103,323
Undistributed net investment income	1,977,754
Undistributed net realized gain	23,691,135
Net unrealized appreciation	204,993,473
$1,301,765,685

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$425,613,692	19,899,903	$21.39
Class II, $0.01 Par Value	$876,151,993	40,933,917	$21.40

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $98,957)	$12,611,974
Interest	65,068
12,677,042

Expenses:
Management fees	5,877,856
Distribution fees - Class II	1,072,237
Directors' fees and expenses	18,086
6,968,179
Fees waived(1)	(882,945)
6,085,234

Net investment income (loss)	6,591,808

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	43,028,569
Foreign currency transactions	(1,290,466)
41,738,103

Change in net unrealized appreciation (depreciation) on:
Investments	801,711
Translation of assets and liabilities in foreign currencies	(385,918)
415,793

Net realized and unrealized gain (loss)	42,153,896

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,745,704

(1)	Amount consists of $282,492 and $600,453 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2016
Increase (Decrease) in Net Assets	June 30, 2017	December 31, 2016
Operations
Net investment income (loss)	$6,591,808	$14,402,683
Net realized gain (loss)	41,738,103	29,645,073
Change in net unrealized appreciation (depreciation)	415,793	160,709,043
Net increase (decrease) in net assets resulting from operations	48,745,704	204,756,799

Distributions to Shareholders
From net investment income:
Class I	(2,786,231)	(5,293,528)
Class II	(5,130,575)	(10,583,850)
From net realized gains:
Class I	(8,305,006)	(14,296,702)
Class II	(17,217,244)	(29,325,977)
Decrease in net assets from distributions	(33,439,056)	(59,500,057)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	85,328,185	234,456,237

Net increase (decrease) in net assets	100,634,833	379,712,979

Net Assets
Beginning of period	1,201,130,852	821,417,873
End of period	$1,301,765,685	$1,201,130,852

Undistributed net investment income	$1,977,754	$3,302,752

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2017 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

11

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively. From January 1, 2017 through July 31, 2017, the investment advisor agreed to waive 0.14% of the fund's management fee. Effective August 1, 2017, the investment advisor agreed to increase the amount of the waiver from 0.14% to 0.16% of the fund’s management fee. The investment advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee after waiver for each class for the period ended June 30, 2017 was 0.86% and 0.76% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,449,295 and $3,735,440, respectively. The effect of interfund transactions on the Statement of Operations was $1,046,905 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2017 were $303,879,457 and $229,848,634, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2017		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	130,000,000		100,000,000
Sold	4,177,883	$89,802,250	5,668,978	$109,004,537
Issued in reinvestment of distributions	517,661	10,977,617	1,037,897	19,126,326
Redeemed	(1,826,387)	(39,040,826)	(4,297,908)	(81,951,583)
	2,869,157	61,739,041	2,408,967	46,179,280
Class II/Shares Authorized	225,000,000		150,000,000
Sold	3,627,500	77,992,373	11,555,388	223,558,078
Issued in reinvestment of distributions	1,052,894	22,347,819	2,163,482	39,909,827
Redeemed	(3,570,486)	(76,751,048)	(3,922,449)	(75,190,948)
	1,109,908	23,589,144	9,796,421	188,276,957
Net increase (decrease)	3,979,065	$85,328,185	12,205,388	$234,456,237

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,204,122,928	$34,642,777	—
Exchange-Traded Funds	33,148,951	—	—
Temporary Cash Investments	295,636	41,256,764	—
	$1,237,567,515	$75,899,541	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$62,611	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$621,937	—

14

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $40,973,271.

The value of foreign currency risk derivative instruments as of June 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $62,611 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $621,937 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,295,362) in net realized gain (loss) on foreign currency transactions and $(387,591) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,120,157,574
Gross tax appreciation of investments	$230,432,359
Gross tax depreciation of investments	(37,122,877)
Net tax appreciation (depreciation) of investments	$193,309,482

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2016, the fund had accumulated short-term capital losses of $(5,451,188), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. As a result of a shift in ownership of the fund, the utilization of current capital loss carryovers are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.
9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2017(3)	$21.12	0.12	0.72	0.84	(0.14)	(0.43)	(0.57)	$21.39	4.09%	0.86%(4)	1.00%(4)	1.15%(4)	1.01%(4)	19%	$425,614
2016	$18.39	0.30	3.71	4.01	(0.33)	(0.95)	(1.28)	$21.12	22.85%	0.87%	1.00%	1.59%	1.46%	49%	$359,606
2015	$19.84	0.24	(0.49)	(0.25)	(0.32)	(0.88)	(1.20)	$18.39	(1.43)%	0.88%	1.00%	1.29%	1.17%	65%	$268,866
2014	$18.47	0.25	2.60	2.85	(0.22)	(1.26)	(1.48)	$19.84	16.42%	0.94%	1.00%	1.31%	1.25%	60%	$210,494
2013	$14.59	0.23	4.09	4.32	(0.20)	(0.24)	(0.44)	$18.47	30.11%	1.01%	1.01%	1.39%	1.39%	63%	$94,906
2012	$13.50	0.29	1.86	2.15	(0.28)	(0.78)	(1.06)	$14.59	16.33%	1.01%	1.01%	2.06%	2.06%	78%	$60,637
Class II
2017(3)	$21.13	0.11	0.72	0.83	(0.13)	(0.43)	(0.56)	$21.40	3.96%	1.01%(4)	1.15%(4)	1.00%(4)	0.86%(4)	19%	$876,152
2016	$18.40	0.28	3.70	3.98	(0.30)	(0.95)	(1.25)	$21.13	22.72%	1.02%	1.15%	1.44%	1.31%	49%	$841,525
2015	$19.85	0.21	(0.49)	(0.28)	(0.29)	(0.88)	(1.17)	$18.40	(1.58)%	1.03%	1.15%	1.14%	1.02%	65%	$552,552
2014	$18.48	0.21	2.62	2.83	(0.20)	(1.26)	(1.46)	$19.85	16.24%	1.09%	1.15%	1.16%	1.10%	60%	$496,099
2013	$14.59	0.21	4.10	4.31	(0.18)	(0.24)	(0.42)	$18.48	29.90%	1.16%	1.16%	1.24%	1.24%	63%	$348,736
2012	$13.50	0.27	1.86	2.13	(0.26)	(0.78)	(1.04)	$14.59	16.23%	1.16%	1.16%	1.91%	1.91%	78%	$205,208

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2017 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In

18

connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to,

19

information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers and accepted the Advisor's explanation of such factors. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.16% (e.g., the Class I unified fee will be reduced from 1.00% to 0.84%) for at least one year, beginning August 1, 2017. The Board concluded that the management fee paid by

20

the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92983 1708

Semiannual Report

June 30, 2017

VP Ultra® Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2017
Top Ten Holdings	% of net assets
Apple, Inc.	8.7%
Alphabet, Inc.*	6.6%
Amazon.com, Inc.	4.9%
Facebook, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.6%
Visa, Inc., Class A	3.6%
Intuitive Surgical, Inc.	3.0%
MasterCard, Inc., Class A	2.9%
Celgene Corp.	2.8%
Regeneron Pharmaceuticals, Inc.	2.6%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	12.4%
Technology Hardware, Storage and Peripherals	8.7%
IT Services	7.5%
Biotechnology	7.0%
Internet and Direct Marketing Retail	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Exchange-Traded Funds	0.5%
Total Equity Exposure	100.1%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(1.0)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1) 1/1/17 - 6/30/17	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,163.60	$4.51	0.84%
Class II	$1,000	$1,163.20	$5.31	0.99%
Hypothetical
Class I	$1,000	$1,020.63	$4.21	0.84%
Class II	$1,000	$1,019.89	$4.96	0.99%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 3.4%
Boeing Co. (The)	21,070	$4,166,592
United Technologies Corp.	21,160	2,583,848
		6,750,440
Automobiles — 1.8%
Tesla, Inc.(1)	9,950	3,598,019
Banks — 2.7%
JPMorgan Chase & Co.	37,860	3,460,404
U.S. Bancorp	36,180	1,878,466
		5,338,870
Beverages — 1.7%
Boston Beer Co., Inc. (The), Class A(1)	1,436	189,768
Constellation Brands, Inc., Class A	15,840	3,068,683
		3,258,451
Biotechnology — 7.0%
Celgene Corp.(1)	41,740	5,420,774
Gilead Sciences, Inc.	26,490	1,874,962
Ionis Pharmaceuticals, Inc.(1)	15,320	779,328
Kite Pharma, Inc.(1)	6,880	713,250
Regeneron Pharmaceuticals, Inc.(1)	10,200	5,009,628
		13,797,942
Chemicals — 2.8%
Ecolab, Inc.	19,880	2,639,070
Monsanto Co.	18,130	2,145,867
PPG Industries, Inc.	6,790	746,628
		5,531,565
Electrical Equipment — 0.9%
Acuity Brands, Inc.	8,500	1,727,880
Electronic Equipment, Instruments and Components — 1.1%
Cognex Corp.	6,780	575,622
Yaskawa Electric Corp.	77,400	1,638,492
		2,214,114
Energy Equipment and Services — 0.5%
Core Laboratories NV	9,340	945,862
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	17,980	2,875,541
Health Care Equipment and Supplies — 4.2%
ABIOMED, Inc.(1)	4,470	640,551
Edwards Lifesciences Corp.(1)	10,180	1,203,683
IDEXX Laboratories, Inc.(1)	3,460	558,513
Intuitive Surgical, Inc.(1)	6,210	5,808,648
		8,211,395
Health Care Providers and Services — 4.4%
Cigna Corp.	8,370	1,401,054
UnitedHealth Group, Inc.	38,540	7,146,087
		8,547,141

4

	Shares	Value
Health Care Technology — 0.5%
Cerner Corp.(1)	13,700	$910,639
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc., Class A(1)	2,680	1,115,148
Starbucks Corp.	63,240	3,687,524
Wynn Resorts Ltd.	12,080	1,620,170
		6,422,842
Insurance — 1.3%
MetLife, Inc.	47,900	2,631,626
Internet and Direct Marketing Retail — 5.9%
Amazon.com, Inc.(1)	9,970	9,650,960
Netflix, Inc.(1)	13,440	2,008,070
		11,659,030
Internet Software and Services — 12.4%
Alphabet, Inc., Class A(1)	6,650	6,182,372
Alphabet, Inc., Class C(1)	7,370	6,697,340
Baidu, Inc. ADR(1)	6,480	1,159,013
Facebook, Inc., Class A(1)	54,250	8,190,665
Tencent Holdings Ltd.	58,600	2,095,578
		24,324,968
IT Services — 7.5%
MasterCard, Inc., Class A	47,050	5,714,223
PayPal Holdings, Inc.(1)	33,530	1,799,555
Visa, Inc., Class A	75,850	7,113,213
		14,626,991
Machinery — 4.1%
Cummins, Inc.	12,980	2,105,615
Donaldson Co., Inc.	14,190	646,213
WABCO Holdings, Inc.(1)	17,690	2,255,652
Wabtec Corp.	33,510	3,066,165
		8,073,645
Media — 5.0%
Scripps Networks Interactive, Inc., Class A	18,490	1,263,052
Time Warner, Inc.	47,520	4,771,483
Walt Disney Co. (The)	34,730	3,690,063
		9,724,598
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	6,800	826,404
EOG Resources, Inc.	18,150	1,642,938
		2,469,342
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	37,690	3,617,486
Pharmaceuticals — 0.7%
Pfizer, Inc.	40,210	1,350,654
Road and Rail — 0.9%
J.B. Hunt Transport Services, Inc.	19,600	1,791,048
Semiconductors and Semiconductor Equipment — 2.8%
ams AG	16,410	1,065,307
Analog Devices, Inc.	13,460	1,047,188
Maxim Integrated Products, Inc.	34,810	1,562,969

5

	Shares	Value
Xilinx, Inc.	27,780	$1,786,809
		5,462,273
Software — 5.1%
Adobe Systems, Inc.(1)	4,130	584,147
Microsoft Corp.	64,410	4,439,781
salesforce.com, Inc.(1)	36,450	3,156,570
Splunk, Inc.(1)	11,230	638,875
Tableau Software, Inc., Class A(1)	19,750	1,210,083
		10,029,456
Specialty Retail — 3.2%
O'Reilly Automotive, Inc.(1)	6,770	1,480,870
Ross Stores, Inc.	18,450	1,065,118
TJX Cos., Inc. (The)	52,310	3,775,213
		6,321,201
Technology Hardware, Storage and Peripherals — 8.7%
Apple, Inc.	118,940	17,129,739
Textiles, Apparel and Luxury Goods — 1.4%
NIKE, Inc., Class B	41,900	2,472,100
Under Armour, Inc., Class C(1)	17,910	361,066
		2,833,166
Tobacco — 1.7%
Philip Morris International, Inc.	27,570	3,238,096
TOTAL COMMON STOCKS (Cost $81,798,398)		195,414,020
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $977,552)	8,240	980,725
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $679,644), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $663,407)		663,358
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 5/15/46, valued at $1,003,725), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $983,028)		983,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,981	8,981
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,655,339)		1,655,339
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $84,431,289)		198,050,084
OTHER ASSETS AND LIABILITIES — (1.0)%		(1,937,471)
TOTAL NET ASSETS — 100.0%		$196,112,613

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	339,241	CHF	327,380	Credit Suisse AG	9/29/17	$(4,054)
USD	593,122	JPY	65,937,060	Credit Suisse AG	9/29/17	4,675
						$621

6

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $84,431,289)	$198,050,084
Foreign currency holdings, at value (cost of $4,220)	4,304
Receivable for investments sold	100,630
Receivable for capital shares sold	12,472
Unrealized appreciation on forward foreign currency exchange contracts	4,675
Dividends and interest receivable	58,611
198,230,776

Liabilities
Payable for investments purchased	964,745
Payable for capital shares redeemed	991,498
Unrealized depreciation on forward foreign currency exchange contracts	4,054
Accrued management fees	126,104
Distribution fees payable	31,762
2,118,163

Net Assets	$196,112,613

Net Assets Consist of:
Capital (par value and paid-in surplus)	$74,345,898
Undistributed net investment income	238,515
Undistributed net realized gain	7,908,714
Net unrealized appreciation	113,619,486
$196,112,613

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$46,705,326	2,743,267	$17.03
Class II, $0.01 Par Value	$149,407,287	8,914,618	$16.76

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,860)	$1,143,882
Interest	1,829
1,145,711

Expenses:
Management fees	877,286
Distribution fees - Class II	184,677
Directors' fees and expenses	2,719
Other expenses	238
1,064,920
Fees waived(1)	(152,185)
912,735

Net investment income (loss)	232,976

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	9,293,486
Foreign currency transactions	4,444
9,297,930

Change in net unrealized appreciation (depreciation) on:
Investments	18,950,966
Translation of assets and liabilities in foreign currencies	1,725
18,952,691

Net realized and unrealized gain (loss)	28,250,621

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,483,597

(1)	Amount consists of $33,991 and $118,194 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2016
Increase (Decrease) in Net Assets	June 30, 2017	December 31, 2016
Operations
Net investment income (loss)	$232,976	$401,270
Net realized gain (loss)	9,297,930	9,849,146
Change in net unrealized appreciation (depreciation)	18,952,691	(2,363,389)
Net increase (decrease) in net assets resulting from operations	28,483,597	7,887,027

Distributions to Shareholders
From net investment income:
Class I	(162,617)	(134,735)
Class II	(360,887)	(287,644)
From net realized gains:
Class I	(2,067,423)	(1,596,937)
Class II	(7,449,984)	(6,075,359)
Decrease in net assets from distributions	(10,040,911)	(8,094,675)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	557,558	(14,662,183)

Net increase (decrease) in net assets	19,000,244	(14,869,831)

Net Assets
Beginning of period	177,112,369	191,982,200
End of period	$196,112,613	$177,112,369

Undistributed net investment income	$238,515	$529,043

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2017 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The annual management fee schedule ranges from 0.900% to 1.000% for Class I and from 0.800% to 0.900% for Class II. From January 1, 2017 through July 31, 2017, the investment advisor agreed to waive 0.16% of the fund’s management fee. Effective August 1, 2017, the investment advisor agreed to increase the amount of the waiver from 0.16% to 0.17% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee before waiver for each class for the period ended June 30, 2017 was 1.00% and 0.90% for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the period ended June 30, 2017 was 0.84% and 0.74% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $909,739 and $148,991, respectively. The effect of interfund transactions on the Statement of Operations was $75,373 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended
June 30, 2017 were $27,445,572 and $34,010,114, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2017		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	390,733	$6,511,561	600,643	$8,892,656
Issued in reinvestment of distributions	139,552	2,230,040	119,839	1,731,672
Redeemed	(291,033)	(4,831,316)	(898,848)	(13,397,108)
	239,252	3,910,285	(178,366)	(2,772,780)
Class II/Shares Authorized	120,000,000		150,000,000
Sold	676,092	10,973,601	1,505,491	21,839,312
Issued in reinvestment of distributions	496,559	7,810,871	446,840	6,363,003
Redeemed	(1,354,680)	(22,137,199)	(2,732,976)	(40,091,718)
	(182,029)	(3,352,727)	(780,645)	(11,889,403)
Net increase (decrease)	57,223	$557,558	(959,011)	$(14,662,183)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$190,614,643	$4,799,377	—
Exchange-Traded Funds	980,725	—	—
Temporary Cash Investments	8,981	1,646,358	—
	$191,604,349	$6,445,735	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,675	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,054	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $525,774.

The value of foreign currency risk derivative instruments as of June 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $4,675 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $4,054 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $2,004 in net realized gain (loss) on foreign currency transactions and $621 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$85,438,145
Gross tax appreciation of investments	$112,964,639
Gross tax depreciation of investments	(352,700)
Net tax appreciation (depreciation) of investments	$112,611,939

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2017(3)	$15.46	0.03	2.44	2.47	(0.07)	(0.83)	(0.90)	$17.03	16.36%	0.84%(4)	1.00%(4)	0.36%(4)	0.20%(4)	14%	$46,705
2016	$15.47	0.05	0.60	0.65	(0.05)	(0.61)	(0.66)	$15.46	4.45%	0.85%	1.00%	0.34%	0.19%	30%	$38,701
2015	$16.13	0.05	0.95	1.00	(0.07)	(1.59)	(1.66)	$15.47	6.27%	0.85%	1.01%	0.32%	0.16%	35%	$41,490
2014	$14.72	0.06	1.41	1.47	(0.06)	—	(0.06)	$16.13	9.99%	0.88%	1.00%	0.36%	0.24%	35%	$38,754
2013	$10.80	0.05	3.94	3.99	(0.07)	—	(0.07)	$14.72	37.07%	0.91%	1.01%	0.42%	0.32%	34%	$39,393
2012	$9.48	0.06	1.26	1.32	—	—	—	$10.80	13.92%	0.97%	1.01%	0.57%	0.53%	20%	$32,105
Class II
2017(3)	$15.22	0.02	2.39	2.41	(0.04)	(0.83)	(0.87)	$16.76	16.32%	0.99%(4)	1.15%(4)	0.21%(4)	0.05%(4)	14%	$149,407
2016	$15.24	0.03	0.59	0.62	(0.03)	(0.61)	(0.64)	$15.22	4.35%	1.00%	1.15%	0.19%	0.04%	30%	$138,411
2015	$15.91	0.03	0.94	0.97	(0.05)	(1.59)	(1.64)	$15.24	6.05%	1.00%	1.16%	0.17%	0.01%	35%	$150,493
2014	$14.52	0.03	1.39	1.42	(0.03)	—	(0.03)	$15.91	9.83%	1.03%	1.15%	0.21%	0.09%	35%	$150,331
2013	$10.65	0.03	3.89	3.92	(0.05)	—	(0.05)	$14.52	36.92%	1.06%	1.16%	0.27%	0.17%	34%	$218,460
2012	$9.36	0.04	1.25	1.29	—	—	—	$10.65	13.78%	1.12%	1.16%	0.42%	0.38%	20%	$200,635

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2017 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In

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connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The

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Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that

20

impacted the level of the fee in relation to its peers and accepted the Advisor's explanation of such factors. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.17% (e.g., the Class I unified fee will be reduced from 1.00% to 0.83%) for at least one year, beginning August 1, 2017. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92980 1708

Semiannual Report

June 30, 2017

VP Value Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2017
Top Ten Holdings	% of net assets
General Electric Co.	3.2%
JPMorgan Chase & Co.	3.2%
Wells Fargo & Co.	2.8%
Pfizer, Inc.	2.7%
Procter & Gamble Co. (The)	2.7%
Bank of America Corp.	2.3%
Johnson & Johnson	2.3%
Merck & Co., Inc.	2.2%
Chevron Corp.	2.0%
AT&T, Inc.	2.0%

Top Five Industries	% of net assets
Banks	14.0%
Oil, Gas and Consumable Fuels	13.1%
Pharmaceuticals	9.8%
Capital Markets	4.3%
Health Care Equipment and Supplies	3.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.9%
Exchange-Traded Funds	0.9%
Total Equity Exposure	97.8%
Temporary Cash Investments	3.1%
Other Assets and Liabilities	(0.9)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1) 1/1/17 - 6/30/17	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,013.70	$4.09	0.82%
Class II	$1,000	$1,012.90	$4.84	0.97%
Hypothetical
Class I	$1,000	$1,020.73	$4.11	0.82%
Class II	$1,000	$1,019.98	$4.86	0.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.9%
Aerospace and Defense — 1.3%
Textron, Inc.	126,641	$5,964,791
United Technologies Corp.	53,770	6,565,855
		12,530,646
Automobiles — 1.2%
General Motors Co.	209,844	7,329,851
Honda Motor Co. Ltd.	127,700	3,478,754
		10,808,605
Banks — 14.0%
Bank of America Corp.	886,630	21,509,644
BB&T Corp.	186,440	8,466,240
BOK Financial Corp.	33,370	2,807,418
Comerica, Inc.	55,350	4,053,834
Cullen/Frost Bankers, Inc.	19,800	1,859,418
JPMorgan Chase & Co.	331,199	30,271,589
M&T Bank Corp.	34,914	5,654,322
PNC Financial Services Group, Inc. (The)	102,102	12,749,477
U.S. Bancorp	335,572	17,422,898
Wells Fargo & Co.	474,002	26,264,451
		131,059,291
Beverages — 0.2%
PepsiCo, Inc.	18,611	2,149,384
Biotechnology — 0.3%
AbbVie, Inc.	39,210	2,843,117
Building Products — 1.1%
Johnson Controls International plc	226,981	9,841,896
Capital Markets — 4.3%
Ameriprise Financial, Inc.	25,110	3,196,252
Franklin Resources, Inc.	72,185	3,233,166
Goldman Sachs Group, Inc. (The)	43,486	9,649,543
Invesco Ltd.	123,336	4,340,194
Northern Trust Corp.	80,957	7,869,830
State Street Corp.	88,770	7,965,332
T. Rowe Price Group, Inc.	55,250	4,100,103
		40,354,420
Commercial Services and Supplies — 0.3%
Republic Services, Inc., Class A	43,242	2,755,813
Communications Equipment — 2.0%
Cisco Systems, Inc.	590,633	18,486,813
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class A(1)	50	12,735,000

4

	Shares	Value
Berkshire Hathaway, Inc., Class B(1)	32,534	$5,510,284
		18,245,284
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	491,184	18,532,372
CenturyLink, Inc.	90,758	2,167,301
Level 3 Communications, Inc.(1)	54,760	3,247,268
Verizon Communications, Inc.	220,960	9,868,074
		33,815,015
Electric Utilities — 1.9%
Edison International	110,568	8,645,312
PG&E Corp.	142,079	9,429,783
		18,075,095
Electrical Equipment — 1.4%
Emerson Electric Co.	157,850	9,411,017
Hubbell, Inc., Class B	29,190	3,303,432
		12,714,449
Electronic Equipment, Instruments and Components — 1.8%
Keysight Technologies, Inc.(1)	182,773	7,115,353
TE Connectivity Ltd.	117,180	9,219,722
		16,335,075
Energy Equipment and Services — 3.8%
Baker Hughes, Inc.	77,704	4,235,645
Halliburton Co.	110,626	4,724,837
Helmerich & Payne, Inc.	46,331	2,517,627
National Oilwell Varco, Inc.	210,550	6,935,517
Schlumberger Ltd.	253,110	16,664,762
		35,078,388
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	137,290	4,599,215
Food and Staples Retailing — 2.7%
CVS Health Corp.	95,590	7,691,171
Sysco Corp.	67,456	3,395,061
Wal-Mart Stores, Inc.	184,808	13,986,269
		25,072,501
Food Products — 3.1%
Conagra Brands, Inc.	194,033	6,938,620
General Mills, Inc.	96,950	5,371,030
Kellogg Co.	75,787	5,264,165
Mondelez International, Inc., Class A	269,306	11,631,326
		29,205,141
Health Care Equipment and Supplies — 3.8%
Abbott Laboratories	189,220	9,197,984
Medtronic plc	152,367	13,522,571
STERIS plc	35,295	2,876,543
Zimmer Biomet Holdings, Inc.	73,906	9,489,530
		35,086,628

5

	Shares	Value
Health Care Providers and Services — 2.4%
Cardinal Health, Inc.	35,160	$2,739,667
Express Scripts Holding Co.(1)	98,967	6,318,053
HCA Healthcare, Inc.(1)	25,270	2,203,544
LifePoint Health, Inc.(1)	110,743	7,436,393
McKesson Corp.	25,210	4,148,053
		22,845,710
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	45,034	2,952,879
Household Products — 2.7%
Procter & Gamble Co. (The)	290,176	25,288,838
Industrial Conglomerates — 3.5%
General Electric Co.	1,121,624	30,295,064
Koninklijke Philips NV	61,745	2,192,883
		32,487,947
Insurance — 3.6%
Aflac, Inc.	59,865	4,650,314
Chubb Ltd.	63,579	9,243,115
MetLife, Inc.	161,549	8,875,502
Reinsurance Group of America, Inc., Class A	55,536	7,130,267
Unum Group	82,170	3,831,587
		33,730,785
Leisure Products — 0.7%
Mattel, Inc.	300,899	6,478,356
Media — 0.4%
Discovery Communications, Inc., Class A(1)	131,685	3,401,424
Metals and Mining — 0.4%
BHP Billiton Ltd.	216,030	3,865,426
Multiline Retail — 0.7%
Target Corp.	133,527	6,982,127
Oil, Gas and Consumable Fuels — 13.1%
Anadarko Petroleum Corp.	157,266	7,130,440
Apache Corp.	62,108	2,976,836
Chevron Corp.	181,920	18,979,714
Cimarex Energy Co.	58,813	5,529,010
ConocoPhillips	180,800	7,947,968
Devon Energy Corp.	210,517	6,730,229
EOG Resources, Inc.	60,762	5,500,176
EQT Corp.	187,609	10,992,011
Exxon Mobil Corp.	172,018	13,887,013
Imperial Oil Ltd.	83,983	2,447,993
Noble Energy, Inc.	381,265	10,789,800
Occidental Petroleum Corp.	239,698	14,350,719
Royal Dutch Shell plc, B Shares	126,120	3,387,965
TOTAL SA	240,012	11,865,701
		122,515,575
Pharmaceuticals — 9.8%
Allergan plc	31,540	7,667,058

6

	Shares	Value
Bristol-Myers Squibb Co.	50,770	$2,828,904
Johnson & Johnson	161,631	21,382,165
Merck & Co., Inc.	314,652	20,166,047
Pfizer, Inc.	755,269	25,369,486
Roche Holding AG	17,990	4,581,456
Teva Pharmaceutical Industries Ltd. ADR	287,719	9,558,025
		91,553,141
Road and Rail — 1.4%
Heartland Express, Inc.	448,068	9,328,776
Werner Enterprises, Inc.	136,966	4,019,952
		13,348,728
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	99,524	4,111,336
Intel Corp.	468,027	15,791,231
QUALCOMM, Inc.	147,680	8,154,890
Teradyne, Inc.	111,338	3,343,480
		31,400,937
Software — 2.3%
Microsoft Corp.	90,031	6,205,837
Oracle Corp. (New York)	298,673	14,975,464
		21,181,301
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	70,085	8,171,210
Lowe's Cos., Inc.	43,038	3,336,736
		11,507,946
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc.	11,888	1,712,110
Hewlett Packard Enterprise Co.	128,657	2,134,420
HP, Inc.	128,657	2,248,924
		6,095,454
Textiles, Apparel and Luxury Goods — 1.0%
Coach, Inc.	85,950	4,068,873
Ralph Lauren Corp., Class A	70,370	5,193,306
		9,262,179
TOTAL COMMON STOCKS (Cost $800,181,445)		903,955,529
EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 1000 Value ETF (Cost $8,357,360)	71,540	8,329,402
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 2/28/18 - 5/15/43, valued at $12,037,170), in a joint trading account at 0.88%, dated 6/30/17, due 7/3/17 (Delivery value $11,749,588)		11,748,727
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $17,763,620), at 0.34%, dated 6/30/17, due 7/3/17 (Delivery value $17,414,493)		17,414,000

7

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	154,971	154,971
TOTAL TEMPORARY CASH INVESTMENTS (Cost $29,317,698)		$29,317,698
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $837,856,503)		941,602,629
OTHER ASSETS AND LIABILITIES — (0.9)%		(8,382,750)
TOTAL NET ASSETS — 100.0%		$933,219,879

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,751,732	AUD	3,630,924	JPMorgan Chase Bank N.A.	9/29/17	$(35,982)
USD	133,198	AUD	173,364	JPMorgan Chase Bank N.A.	9/29/17	94
USD	1,866,791	CAD	2,467,211	Morgan Stanley	9/29/17	(38,306)
USD	3,534,487	CHF	3,410,904	Credit Suisse AG	9/29/17	(42,233)
USD	10,627,633	EUR	9,460,745	UBS AG	9/29/17	(226,917)
USD	2,530,778	GBP	1,983,079	Morgan Stanley	9/29/17	(58,920)
USD	2,637,120	JPY	293,167,275	Credit Suisse AG	9/29/17	20,785
						$(381,479)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $837,856,503)	$941,602,629
Foreign currency holdings, at value (cost of $59,685)	60,494
Receivable for investments sold	3,949,012
Receivable for capital shares sold	98,327
Unrealized appreciation on forward foreign currency exchange contracts	20,879
Dividends and interest receivable	1,390,513
947,121,854

Liabilities
Payable for investments purchased	$11,974,864
Payable for capital shares redeemed	839,956
Unrealized depreciation on forward foreign currency exchange contracts	402,358
Accrued management fees	586,488
Distribution fees payable	98,309
13,901,975

Net Assets	$933,219,879

Net Assets Consist of:
Capital (par value and paid-in surplus)	$857,935,931
Undistributed net investment income	467,746
Accumulated net realized loss	(28,549,467)
Net unrealized appreciation	103,365,669
$933,219,879

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$456,607,494	43,334,623	$10.54
Class II, $0.01 Par Value	$476,612,385	45,187,009	$10.55

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $101,013)	$11,069,352
Interest	41,175
11,110,527

Expenses:
Management fees	4,336,348
Distribution fees - Class II	610,042
Directors' fees and expenses	13,726
Other expenses	4,387
4,964,503
Fees waived(1)	(714,424)
4,250,079

Net investment income (loss)	6,860,448

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	40,872,217
Foreign currency transactions	(1,309,404)
39,562,813

Change in net unrealized appreciation (depreciation) on:
Investments	(33,683,940)
Translation of assets and liabilities in foreign currencies	(206,570)
(33,890,510)

Net realized and unrealized gain (loss)	5,672,303

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,532,751

(1)	Amount consists of $348,399 and $366,025 for Class I and Class II, respectively.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2016
Increase (Decrease) in Net Assets	June 30, 2017	December 31, 2016
Operations
Net investment income (loss)	$6,860,448	$14,439,411
Net realized gain (loss)	39,562,813	59,854,565
Change in net unrealized appreciation (depreciation)	(33,890,510)	84,956,365
Net increase (decrease) in net assets resulting from operations	12,532,751	159,250,341

Distributions to Shareholders
From net investment income:
Class I	(3,639,350)	(7,288,433)
Class II	(3,466,485)	(6,891,085)
Decrease in net assets from distributions	(7,105,835)	(14,179,518)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(22,818,652)	(12,777,219)

Net increase (decrease) in net assets	(17,391,736)	132,293,604

Net Assets
Beginning of period	950,611,615	818,318,011
End of period	$933,219,879	$950,611,615

Undistributed net investment income	$467,746	$713,133

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2017 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

12

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2017 through July 31, 2017, the investment advisor agreed to waive 0.15% of the fund's management fee. Effective August 1, 2017, the investment advisor agreed to increase the amount of the waiver from 0.15% to 0.19% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Class I	0.90% to 1.00%	0.96%	0.81%
Class II	0.80% to 0.90%	0.86%	0.71%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,643,113 and $4,014,614, respectively. The effect of interfund transactions on the Statement of Operations was $975,487 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2017 were $152,253,902 and $159,928,219, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2017		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	600,000,000		650,000,000
Sold	3,471,522	$36,737,890	7,363,485	$70,891,775
Issued in reinvestment of distributions	336,404	3,549,042	746,092	7,111,636
Redeemed	(4,520,866)	(47,960,910)	(10,111,116)	(94,684,983)
	(712,940)	(7,673,978)	(2,001,539)	(16,681,572)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	2,235,565	23,759,518	5,753,610	55,002,784
Issued in reinvestment of distributions	328,251	3,466,485	722,088	6,891,085
Redeemed	(3,995,094)	(42,370,677)	(6,255,426)	(57,989,516)
	(1,431,278)	(15,144,674)	220,272	3,904,353
Net increase (decrease)	(2,144,218)	$(22,818,652)	(1,781,267)	$(12,777,219)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$872,135,351	$31,820,178	—
Exchange-Traded Funds	8,329,402	—	—
Temporary Cash Investments	154,971	29,162,727	—
	$880,619,724	$60,982,905	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$20,879	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$402,358	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $28,157,202.

The value of foreign currency risk derivative instruments as of June 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $20,879 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $402,358 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,312,653) in net realized gain (loss) on foreign currency transactions and $(210,992) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$843,090,984
Gross tax appreciation of investments	$145,025,945
Gross tax depreciation of investments	(46,514,300)
Net tax appreciation (depreciation) of investments	$98,511,645

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2016, the fund had accumulated short-term capital losses of $(62,412,819), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2017(3)	$10.48	0.08	0.06	0.14	(0.08)	$10.54	1.37%	0.82%(4)	0.97%(4)	1.51%(4)	1.36%(4)	16%	$456,607
2016	$8.85	0.17	1.62	1.79	(0.16)	$10.48	20.48%	0.81%	0.98%	1.77%	1.60%	46%	$461,586
2015	$9.41	0.18	(0.54)	(0.36)	(0.20)	$8.85	(3.88)%	0.80%	0.97%	1.96%	1.79%	47%	$407,398
2014	$8.45	0.15	0.95	1.10	(0.14)	$9.41	13.08%	0.84%	0.96%	1.66%	1.54%	44%	$453,412
2013	$6.52	0.14	1.92	2.06	(0.13)	$8.45	31.73%	0.88%	0.97%	1.79%	1.70%	51%	$430,392
2012	$5.80	0.11	0.73	0.84	(0.12)	$6.52	14.58%	0.94%	0.98%	1.74%	1.70%	47%	$354,809
Class II
2017(3)	$10.49	0.07	0.07	0.14	(0.08)	$10.55	1.29%	0.97%(4)	1.12%(4)	1.36%(4)	1.21%(4)	16%	$476,612
2016	$8.86	0.15	1.63	1.78	(0.15)	$10.49	20.28%	0.96%	1.13%	1.62%	1.45%	46%	$489,026
2015	$9.42	0.17	(0.55)	(0.38)	(0.18)	$8.86	(4.02)%	0.95%	1.12%	1.81%	1.64%	47%	$410,920
2014	$8.46	0.13	0.95	1.08	(0.12)	$9.42	12.89%	0.99%	1.11%	1.51%	1.39%	44%	$449,906
2013	$6.53	0.12	1.92	2.04	(0.11)	$8.46	31.48%	1.03%	1.12%	1.64%	1.55%	51%	$508,757
2012	$5.80	0.10	0.74	0.84	(0.11)	$6.53	14.58%	1.09%	1.13%	1.59%	1.55%	47%	$408,104

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2017 (unaudited).

(4)	Annualized.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In

19

connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to,

20

information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers and accepted the Advisor's explanation of such factors. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified
21

management fee of 0.19% (e.g., the Class I unified fee will be reduced from 0.97% to 0.78%) for at least one year, beginning August 1, 2017. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92977 1708

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 23, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 23, 2017